UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-07885

Name of Fund: Master Enhanced International Series of Quantitative Master Series
              Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
        Officer, Master Enhanced International Series of Quantitative Master Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/04

Date of reporting period: 01/01/04 - 12/31/04

Item 1 - Report to Stockholders

Master Enhanced International Series

Annual Report, December 31, 2004

Market and Economic Environment

Despite some suspense along the way, 2004 was a largely positive year for international market indexes. The Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index returned +20.25% and the MSCI World Index returned +14.72% for the 12 months ended December 31, 2004.

For the first quarter of the year, the MSCI EAFE Index returned +4.34% and the MSCI World Index returned +2.62% as the enthusiasm of 2003 carried over into the new year. However, signs of trouble for European markets emerged in February and lingered well into the third quarter. The MSCI EAFE and the MSCI World indexes posted respective returns of +0.22% and +0.87% in the second quarter as the uncertainty surrounding global terrorism heightened following the Madrid railroad bombing in March. The third quarter proved to be a slightly negative period, with the MSCI EAFE Index posting a return of -0.28% and the MSCI World Index returning -1.00%. The ongoing war in Iraq and the risks associated with the geopolitical situation added to investors' trepidation, especially as oil prices continued to climb.

Conditions improved markedly in the fourth quarter. Oil prices began to moderate and international market indexes broke out of their slumps with a vengeance. The MSCI EAFE Index returned +15.32% and the MSCI World Index returned +11.95% for the fourth quarter. For the year, almost all European and Pacific MSCI country indexes posted double-digit gains. Austria returned the most at +71.52% and Finland posted the only single-digit return at +6.14%. Japan, which has the second-highest country weighting in the MSCI EAFE Index and the largest country weighting out of the Far East portion of the Index, returned +15.86% for 2004.

The U.S. dollar is set for the longest annual losing streak since 1987, as it is being hindered by record current account and fiscal deficits, waning appetite among foreign investors for U.S. assets, and comments from Federal Reserve and Treasury officials suggesting they favor a weaker dollar. The dollar stands at a near-record low against the euro, down more than 15% from its high for the year. At year-end, the dollar traded at a record high against the yen, but both currencies were sliding in concert against the euro.

Portfolio Matters

The past year was a positive one for the Master Enhanced International Series, which returned +20.79% (net return, master level) for the 12-month period ended December 31, 2004, outperforming the +20.25% return of the MSCI EAFE Index. Our stock selection strategies aided performance the most, with stock substitution strategies contributing positively as well.

Stock Selection

The goal of our stock selection process is to use quantitative screens to determine if a stock might outperform or underperform the market. Each security is analyzed using quantitative screens designed to capture various factors and to provide signals that inform our investment decisions. These signals might include, but are not limited to, earnings quality, valuations, earnings surprise, equity issuance, short interest and price momentum.

The stock selection process was positive in the first three quarters of the year. Especially beneficial in the first quarter were the turn-of-the-year trades. Important positive contributions also came from the low price and small cap signals. Japan value was positive as well. In the second quarter, earnings estimate revisions and value signals both contributed to performance, while momentum detracted modestly. In the third quarter, the value signal contributed most to performance, although the price momentum, Japan value and equity issuance signals also were positive. The only negative contribution to performance in the third quarter came from the earnings surprise signal.

Stock selection proved to be ineffective in the fourth quarter. The largest contribution to performance came from the value signal, while earnings quality, low price and small cap signals also were positive. Price momentum, Japan value and equity issuance signals were negative. Risk control positions also detracted from performance.

Stock Substitution

We apply stock substitution opportunistically as a value-added trading strategy. The goal is to try to take advantage of temporary strength in a security that might occur due to a corporate acquisition, corporate restructuring or index composition change. We also might employ convertible bond substitution when opportunities exist, taking a position in a convertible security as a cheaper alternative to a company's stock.

The stock substitution process was generally positive in all four quarters of the year. Of particular note in the first and second quarters was the quarterly rebalancing of the MSCI indexes. Also in the second quarter, merger activity picked up and our positioning with respect to the Sammy acquisition of Sega proved particularly beneficial.

Stock substitution was slightly positive in the third and fourth quarters. The third quarter was led by mergers, as several deals closed, including Sanofi-Aventis in France and Sega Sammy Holdings Inc. in Japan. In the fourth quarter, positive contributions came from structural index changes, highlighted by European relative value trades and corporate actions. In addition, several of our Japanese convertible bond positions were positive.

Year-End Strategy

In October, we introduced to the portfolio an earnings quality signal in the United Kingdom. We also removed the price momentum signal at the completion of the tax-loss selling by mutual funds. In December, we removed the earnings surprise signal and established turn-of-the-year positions via reverse momentum, low price and small cap signals.

Master Enhanced International Series

Schedule of Investments as of December 31, 2004                (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
                                                                  Shares
Country                Industry+                                    Held   Common Stocks                                       Value
------------------------------------------------------------------------------------------------------------------------------------
Africa - 0.4%
------------------------------------------------------------------------------------------------------------------------------------
South Africa - 0.4%    Beverages - 0.2%                          138,753   SABMiller Plc                             $     2,301,628
                       -------------------------------------------------------------------------------------------------------------
                       Metals & Mining - 0.2%                     87,713   Anglo American Plc                              2,074,692
                       -------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Africa                   4,376,320
------------------------------------------------------------------------------------------------------------------------------------
North America - 0.0%
------------------------------------------------------------------------------------------------------------------------------------
Bermuda - 0.0%         Oil & Gas - 0.0%                            1,338   Ship Finance International Ltd.                    27,446
                       -------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Bermuda                     27,446
------------------------------------------------------------------------------------------------------------------------------------
United States - 0.0%   Media - 0.0%                                  103   News Corp. Class B                                  1,978
                       -------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in the United States            1,978
                       -------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in North America               29,424
------------------------------------------------------------------------------------------------------------------------------------
Pacific Basin/Asia - 28.1%
------------------------------------------------------------------------------------------------------------------------------------
Australia - 5.1%       Airlines - 0.0%                           120,000   Qantas Airways Ltd.                               348,992
                       -------------------------------------------------------------------------------------------------------------
                       Beverages - 0.3%                          102,813   Coca-Cola Amatil Ltd.                             655,238
                                                                 364,657   Foster's Group Ltd. (g)                         1,655,098
                                                                  47,369   Lion Nathan Ltd.                                  319,340
                                                                 169,679   Southcorp Ltd. (b)                                570,619
                                                                                                                     ---------------
                                                                                                                           3,200,295
                       -------------------------------------------------------------------------------------------------------------
                       Biotechnology - 0.2%                       80,388   CSL Ltd.                                        1,843,222
                       -------------------------------------------------------------------------------------------------------------
                       Capital Markets - 0.1%                     19,168   Macquarie Bank Ltd.                               698,699
                                                                   5,912   Perpetual Trustees Australia Ltd.                 291,505
                                                                                                                     ---------------
                                                                                                                             990,204
                       -------------------------------------------------------------------------------------------------------------
                       Chemicals - 0.0%                            4,742   Orica Ltd.                                         75,720
                       -------------------------------------------------------------------------------------------------------------
                       Commercial Banks - 1.3%                   221,392   Australia & New Zealand Banking Group
                                                                           Ltd.                                            3,573,378
                                                                 151,702   Commonwealth Bank of Australia                  3,817,306
                                                                 212,260   National Australia Bank Ltd. (g)                4,795,377
                                                                     560   National Australia Bank Ltd. (a)(g)                62,765
                                                                 203,134   Westpac Banking Corp.                           3,103,524
                                                                                                                     ---------------
                                                                                                                          15,352,350
                       -------------------------------------------------------------------------------------------------------------
                       Commercial Services & Supplies - 0.0%      64,331   Brambles Industries Ltd. (g)                      350,482
                       -------------------------------------------------------------------------------------------------------------
                       Construction & Engineering - 0.0%          21,771   Leighton Holdings Ltd.                            210,427
                       -------------------------------------------------------------------------------------------------------------
                       Construction Materials - 0.1%             350,445   CSR Ltd. (g)                                      730,739
                                                                  56,839   Rinker Group Ltd.                                 474,522
                                                                                                                     ---------------
                                                                                                                           1,205,261
                       -------------------------------------------------------------------------------------------------------------
                       Containers & Packaging - 0.1%             124,235   Amcor Ltd.                                        715,800
                       -------------------------------------------------------------------------------------------------------------
                       Distributors - 0.0%                        78,061   Pacific Brands Ltd.                               195,203
                       -------------------------------------------------------------------------------------------------------------
                       Diversified Financial Services - 0.1%      80,849   Suncorp-Metway Ltd.                             1,101,501
                       -------------------------------------------------------------------------------------------------------------
                       Diversified Telecommunication Services    171,381   Telstra Corp. Ltd.                                659,637
                       - 0.1%
                       -------------------------------------------------------------------------------------------------------------
                       Food & Staples Retailing - 0.2%           184,542   Coles Myer Ltd.                                 1,426,372
                                                                 109,050   Woolworths Ltd.                                 1,283,119
                                                                                                                     ---------------
                                                                                                                           2,709,491
                       -------------------------------------------------------------------------------------------------------------
                       Food Products - 0.0%                       87,081   Futuris Corp. Ltd.                                147,448
                       -------------------------------------------------------------------------------------------------------------
                       Gas Utilities - 0.1%                       91,580   Australian Gas Light Co., Ltd.                    983,517
                       -------------------------------------------------------------------------------------------------------------
                       Health Care Equipment & Supplies           23,464   Ansell Ltd.                                       164,253
                       - 0.0%                                      7,457   Cochlear Ltd.                                     147,600
                                                                                                                     ---------------
                                                                                                                             311,853
                       -------------------------------------------------------------------------------------------------------------
                       Health Care Providers & Services          119,739   Mayne Group Ltd.                                  399,858
                       - 0.0%                                     36,240   Sonic Healthcare Ltd.                             346,016
                                                                                                                     ---------------
                                                                                                                             745,874
                       -------------------------------------------------------------------------------------------------------------
                       Hotels, Restaurants & Leisure - 0.1%       42,078   Aristocrat Leisure Ltd. (g)                       328,200
                                                                  48,985   TABCORP Holdings Ltd.                             663,925
                                                                                                                     ---------------
                                                                                                                             992,125
                       -------------------------------------------------------------------------------------------------------------
                       Industrial Conglomerates - 0.1%            31,853   Wesfarmers Ltd.                                   993,789
                       -------------------------------------------------------------------------------------------------------------
                       Insurance - 0.3%                          188,599   AMP Ltd.                                        1,073,338
                                                                 349,843   Insurance Australia Group Ltd.                  1,763,375
                                                                  96,284   QBE Insurance Group Ltd. (g)                    1,158,572
                                                                                                                     ---------------
                                                                                                                           3,995,285
                       -------------------------------------------------------------------------------------------------------------
                       Media - 0.2%                              466,923   John Fairfax Holdings Ltd.                      1,665,395
                                                                  21,618   Publishing & Broadcasting Ltd.                    296,561
                                                                                                                     ---------------
                                                                                                                           1,961,956
                       -------------------------------------------------------------------------------------------------------------
                       Metals & Mining - 1.1%                     98,145   Alumina Ltd.                                      456,999
                                                                 641,205   BHP Billiton Ltd.                               7,710,506
                                                                 101,908   BlueScope Steel Ltd.                              659,057
                                                                  32,692   Iluka Resources Ltd.                              161,195
                                                                  44,677   Newcrest Mining Ltd.                              611,139
                                                                  59,684   OneSteel Ltd.                                     120,241
                                                                  27,819   Rio Tinto Ltd.                                    853,102
                                                                 362,786   WMC Resources Ltd.                              2,053,281
                                                                                                                     ---------------
                                                                                                                          12,625,520
                       -------------------------------------------------------------------------------------------------------------
                       Multiline Retail - 0.0%                    89,908   Harvey Norman Holdings Ltd.                       222,008
                       -------------------------------------------------------------------------------------------------------------
                       Oil & Gas - 0.2%                           78,713   Santos Ltd. (g)                                   523,242
                                                                  85,567   Woodside Petroleum Ltd.                         1,348,227
                                                                                                                     ---------------
                                                                                                                           1,871,469
                       -------------------------------------------------------------------------------------------------------------
                       Paper & Forest Products - 0.1%            406,545   PaperlinX Ltd. (g)                              1,504,220
                       -------------------------------------------------------------------------------------------------------------
                       Real Estate - 0.3%                        188,721   CFS Gandel Retail Trust                           236,701
                                                                  55,275   Commonwealth Property Office Fund                  54,163
                                                                 114,739   DB RREEF Trust                                    118,726
                                                                 120,741   General Property Trust                            353,987
                                                                 216,225   Investa Property Group                            383,067
                                                                   2,402   Lend Lease Corp., Ltd.                             24,949
                                                                 228,780   Macquarie Goodman Industrial Trust                425,037
                                                                  77,352   Stockland                                         363,211
                                                                 159,588   Westfield Group (b)(g)                          2,055,410
                                                                                                                     ---------------
                                                                                                                           4,015,251
------------------------------------------------------------------------------------------------------------------------------------

Master Enhanced International Series

Schedule of Investments as of December 31, 2004 (continued)    (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
                                                                  Shares
Country                Industry+                                    Held   Common Stocks                                       Value
------------------------------------------------------------------------------------------------------------------------------------
Australia (concluded)  Road & Rail - 0.0%                         31,134   Toll Holdings Ltd.                        $       312,152
                       -------------------------------------------------------------------------------------------------------------
                       Transportation Infrastructure - 0.1%      411,991   Macquarie Infrastructure Group                  1,098,063
                                                                  20,547   Patrick Corp. Ltd.                                105,983
                                                                  90,387   Transurban Group                                  474,724
                                                                                                                     ---------------
                                                                                                                           1,678,770
                       -------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Australia               61,319,822
------------------------------------------------------------------------------------------------------------------------------------
Hong Kong - 1.6%       Airlines - 0.0%                           154,000   Cathay Pacific Airways Ltd.                       291,250
                       -------------------------------------------------------------------------------------------------------------
                       Commercial Banks - 0.2%                   713,643   BOC Hong Kong Holdings Ltd.                     1,363,439
                                                                  68,954   Hang Seng Bank Ltd.                               958,101
                                                                                                                     ---------------
                                                                                                                           2,321,540
                       -------------------------------------------------------------------------------------------------------------
                       Distributors - 0.0%                         1,000   Li & Fung Ltd.                                      1,685
                       -------------------------------------------------------------------------------------------------------------
                       Electric Utilities - 0.1%                 168,500   CLP Holdings Ltd.                                 969,026
                                                                 135,000   Cheung Kong Infrastructure Holdings Ltd.          389,922
                                                                  87,000   Hong Kong Electric Holdings Ltd.                  397,352
                                                                                                                     ---------------
                                                                                                                           1,756,300
                       -------------------------------------------------------------------------------------------------------------
                       Electrical Equipment - 0.0%               229,500   Johnson Electric Holdings Ltd.                    222,924
                       -------------------------------------------------------------------------------------------------------------
                       Electronic Equipment & Instruments        458,500   Kingboard Chemical Holdings Ltd.                  970,361
                       - 0.1%
                       -------------------------------------------------------------------------------------------------------------
                       Gas Utilities - 0.1%                      257,792   Hong Kong & China Gas                             532,320
                       -------------------------------------------------------------------------------------------------------------
                       Hotels, Restaurants & Leisure - 0.0%       78,391   Shangri-La Asia Ltd. (g)                          112,453
                       -------------------------------------------------------------------------------------------------------------
                       Household Durables - 0.0%                 118,041   Techtronic Industries Co.                         257,413
                       -------------------------------------------------------------------------------------------------------------
                       Industrial Conglomerates - 0.2%           283,643   Hutchison Whampoa Ltd.                          2,654,808
                                                                  84,000   Swire Pacific Ltd. Class B                        124,821
                                                                                                                     ---------------
                                                                                                                           2,779,629
                       -------------------------------------------------------------------------------------------------------------
                       Marine - 0.0%                              21,069   Orient Overseas International Ltd.                 79,828
                       -------------------------------------------------------------------------------------------------------------
                       Real Estate - 0.7%                        245,600   Cheung Kong Holdings Ltd.                       2,448,827
                                                                 183,000   Henderson Land Development Co., Ltd.              951,175
                                                                 355,838   New World Development Ltd.                        398,290
                                                                 124,355   Sino Land Co.                                     122,392
                                                                 219,600   Sun Hung Kai Properties Ltd.                    2,196,650
                                                                 174,000   Swire Pacific Ltd. Class A                      1,455,093
                                                                  70,000   Wharf Holdings Ltd.                               244,960
                                                                                                                     ---------------
                                                                                                                           7,817,387
                       -------------------------------------------------------------------------------------------------------------
                       Road & Rail - 0.0%                          7,740   MTR Corp.                                          12,398
                       -------------------------------------------------------------------------------------------------------------
                       Semiconductors & Semiconductor             17,000   ASM Pacific Technology (g)                         61,240
                       Equipment - 0.0%
                       -------------------------------------------------------------------------------------------------------------
                       Specialty Retail - 0.1%                   192,000   Esprit Holdings Ltd.                            1,160,987
                       -------------------------------------------------------------------------------------------------------------
                       Transportation Infrastructure - 0.1%      105,000   Hopewell Holdings                                 269,501
                       -------------------------------------------------------------------------------------------------------------
                       Wireless Telecommunication Services       178,000   Hutchison Telecommunications
                       - 0.0%                                              International Ltd. (b)                            160,305
                       -------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Hong Kong               18,807,521
------------------------------------------------------------------------------------------------------------------------------------
Japan - 20.4%          Air Freight & Logistics - 0.2%            159,000   Yamato Transport Co., Ltd. (g)                  2,358,544
                       -------------------------------------------------------------------------------------------------------------
                       Airlines - 0.1%                            70,000   All Nippon Airways Co., Ltd.                      243,876
                                                                 203,000   Japan Airlines Corp.                              588,377
                                                                                                                     ---------------
                                                                                                                             832,253
                       -------------------------------------------------------------------------------------------------------------
                       Auto Components - 0.4%                     86,400   Aisin Seiki Co., Ltd.                           2,188,036
                                                                  61,200   Denso Corp.                                     1,639,446
                                                                  14,000   NOK Corp. (g)                                     438,567
                                                                  17,000   Sanden Corp. (g)                                  105,182
                                                                   7,000   Toyoda Gosei Co., Ltd. (g)                        142,432
                                                                  31,300   Toyota Industries Corp.                           781,965
                                                                                                                     ---------------
                                                                                                                           5,295,628
                       -------------------------------------------------------------------------------------------------------------
                       Automobiles - 2.1%                        105,500   Honda Motor Co., Ltd.                           5,467,015
                                                                 333,700   Nissan Motor Co., Ltd.                          3,627,811
                                                                 386,100   Toyota Motor Corp.                             15,712,277
                                                                  18,000   Yamaha Motor Co., Ltd. (g)                        270,167
                                                                                                                     ---------------
                                                                                                                          25,077,270
                       -------------------------------------------------------------------------------------------------------------
                       Beverages - 0.2%                           88,000   Asahi Breweries Ltd.                            1,089,802
                                                                   6,700   Coca-Cola West Japan Co., Ltd.                    171,963
                                                                  97,000   Kirin Brewery Co., Ltd.                           955,138
                                                                  46,000   Sapporo Holdings Ltd. (g)                         217,722
                                                                  22,000   Takara Holdings, Inc. (g)                         143,203
                                                                                                                     ---------------
                                                                                                                           2,577,828
                       -------------------------------------------------------------------------------------------------------------
                       Building Products - 0.3%                  127,000   Asahi Glass Co., Ltd. (g)                       1,400,507
                                                                  28,000   Central Glass Co., Ltd.                           198,380
                                                                  17,000   Daikin Industries Ltd.                            491,071
                                                                  41,000   JS Group Corp. (g)                                744,618
                                                                  23,000   Sanwa Shutter Corp.                               128,838
                                                                  63,000   Toto Ltd.                                         601,288
                                                                                                                     ---------------
                                                                                                                           3,564,702
                       -------------------------------------------------------------------------------------------------------------
                       Capital Markets - 0.5%                    128,000   Daiwa Securities Group, Inc.                      924,368
                                                                   3,500   Jafco Co., Ltd.                                   237,728
                                                                 129,000   Nikko Cordial Corp.                               683,585
                                                                 221,000   Nomura Holdings, Inc.                           3,222,153
                                                                                                                     ---------------
                                                                                                                           5,067,834
                       -------------------------------------------------------------------------------------------------------------
                       Chemicals - 0.8%                          126,000   Asahi Kasei Corp.                                 630,799
                                                                  97,000   Dainippon Ink and Chemicals, Inc.                 223,402
                                                                  56,000   Denki Kagaku Kogyo Kabushiki Kaisha               186,357
                                                                  45,000   Ishihara Sangyo Kaisha Ltd.                       103,201
                                                                   7,000   JSR Corp.                                         153,362
                                                                  52,000   Kuraray Co., Ltd.                                 466,361
                                                                 644,000   Mitsubishi Chemical Corp.                       1,960,847
                                                                  47,000   Mitsubishi Gas Chemical Co., Inc.                 221,538
                                                                  65,000   Mitsubishi Rayon Co., Ltd.                        236,606
                                                                  78,000   Mitsui Chemicals, Inc.                            424,749
                                                                  21,000   Nissan Chemical Industries Ltd.                   165,385
                                                                  15,670   Nitto Denko Corp.                                 859,426
                                                                  23,200   Shin-Etsu Chemical Co., Ltd.                      950,912
                                                                 210,000   Showa Denko KK (g)                                541,036
                                                                 163,000   Sumitomo Chemical Co., Ltd. (g)                   798,536

Master Enhanced International Series

Schedule of Investments as of December 31, 2004 (continued)    (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
                                                                  Shares
Country                Industry+                                    Held   Common Stocks                                       Value
------------------------------------------------------------------------------------------------------------------------------------
Japan (continued)      Chemicals (concluded)                     106,000   Teijin Ltd. (g)                           $       460,330
                                                                 208,000   Toray Industries, Inc.                            974,334
                                                                  57,000   Tosoh Corp.                                       256,436
                                                                  50,000   Ube Industries Ltd.                                84,415
                                                                  23,000   Zeon Corp.                                        193,032
                                                                                                                     ---------------
                                                                                                                           9,891,064
                       -------------------------------------------------------------------------------------------------------------
                       Commercial Banks - 2.2%                    31,000   The Bank of Fukuoka Ltd. (g)                      204,206
                                                                 387,000   The Bank of Yokohama Ltd. (b)(g)                2,439,758
                                                                  60,000   The Chiba Bank Ltd. (g)                           401,093
                                                                  52,000   The Gunma Bank Ltd.                               301,942
                                                                 113,000   Hokuhoku Financial Group, Inc.                    308,773
                                                                 111,000   The Joyo Bank Ltd.                                541,622
                                                                     590   Mitsubishi Tokyo Financial Group, Inc.          5,988,094
                                                                  70,000   Mitsui Trust Holdings, Inc. (g)                   699,522
                                                                     999   Mizuho Financial Group, Inc.                    5,030,585
                                                               1,145,000   Resona Holdings, Inc. (g)                       2,324,192
                                                                 246,100   Shinsei Bank Ltd. (g)                           1,676,372
                                                                  82,000   The Shizuoka Bank Ltd. (g)                        777,027
                                                                 317,000   The Sumitomo Trust & Banking Co., Ltd.          2,292,349
                                                                     493   UFJ Holdings, Inc.                              2,987,733
                                                                                                                     ---------------
                                                                                                                          25,973,268
                       -------------------------------------------------------------------------------------------------------------
                       Commercial Services & Supplies - 0.2%       8,800   Benesse Corp.                                     308,305
                                                                  61,000   Dai Nippon Printing Co., Ltd.                     978,667
                                                                  22,500   Secom Co., Ltd.                                   900,263
                                                                  55,000   Toppan Printing Co., Ltd.                         610,276
                                                                                                                     ---------------
                                                                                                                           2,797,511
                       -------------------------------------------------------------------------------------------------------------
                       Communications Equipment - 0.0%             9,000   Uniden Corp.                                      177,418
                       -------------------------------------------------------------------------------------------------------------
                       Computers & Peripherals - 0.7%            426,000   Fujitsu Ltd.                                    2,772,929
                                                                 261,000   NEC Corp. (g)                                   1,622,494
                                                                  18,500   Seiko Epson Corp.                                 823,265
                                                                 719,000   Toshiba Corp. (g)                               3,087,343
                                                                                                                     ---------------
                                                                                                                           8,306,031
                       -------------------------------------------------------------------------------------------------------------
                       Construction & Engineering - 0.2%          14,000   COMSYS Holdings Corp.                             129,657
                                                                  26,000   JGC Corp.                                         237,748
                                                                 176,000   Kajima Corp. (g)                                  757,451
                                                                  74,000   Obayashi Corp.                                    466,517
                                                                  24,000   Okumura Corp.                                     151,771
                                                                  28,000   Shimizu Corp.                                     140,451
                                                                  74,000   Taisei Corp.                                      288,143
                                                                                                                     ---------------
                                                                                                                           2,171,738
                       -------------------------------------------------------------------------------------------------------------
                       Construction Materials - 0.1%              59,000   Sumitomo Osaka Cement Co., Ltd.                   144,520
                                                                 183,000   Taiheiyo Cement Corp. (g)                         455,402
                                                                                                                     ---------------
                                                                                                                             599,922
                       -------------------------------------------------------------------------------------------------------------
                       Consumer Finance - 0.4%                    23,700   Acom Co., Ltd.                                  1,773,973
                                                                      48   Aiful Corp.                                         5,279
                                                                  26,200   Credit Saison Co., Ltd.                           953,704
                                                                   7,700   Hitachi Capital Corp. (g)                         158,929
                                                                  12,000   Promise Co., Ltd.                                 857,227
                                                                  12,610   Takefuji Corp. (g)                                852,809
                                                                                                                     ---------------
                                                                                                                           4,601,921
                       -------------------------------------------------------------------------------------------------------------
                       Containers & Packaging - 0.2%              39,000   Toyo Seikan Kaisha Ltd.                           719,332
                       -------------------------------------------------------------------------------------------------------------
                       Diversified Telecommunication                 664   Nippon Telegraph & Telephone Corp.              2,980,775
                       Services - 0.3%
                       -------------------------------------------------------------------------------------------------------------
                       Electric Utilities - 1.0%                  73,200   Chubu Electric Power Co., Inc. (g)              1,757,314
                                                                  19,300   Electric Power Development Co.                    540,558
                                                                  25,300   Hokkaido Electric Power Co., Inc.                 497,507
                                                                  97,900   The Kansai Electric Power Co., Inc.             1,987,235
                                                                 130,100   Kyushu Electric Power Co., Inc. (g)             2,628,155
                                                                  70,800   Tohoku Electric Power Co., Inc.                 1,271,318
                                                                 149,600   The Tokyo Electric Power Co., Inc.              3,671,748
                                                                                                                     ---------------
                                                                                                                          12,353,835
                       -------------------------------------------------------------------------------------------------------------
                       Electrical Equipment - 0.3%                86,000   Fuji Electric Holdings Co., Ltd.                  231,639
                                                                  43,000   Fujikura Ltd. (g)                                 198,068
                                                                   5,000   Furukawa Electric Co., Ltd. (g)                    27,715
                                                                   2,601   Matsushita Electric Works Ltd.                     22,667
                                                                 512,000   Mitsubishi Electric Corp.                       2,508,285
                                                                  96,000   Sumitomo Electric Industries Ltd.               1,044,598
                                                                   3,000   Ushio, Inc.                                        56,065
                                                                                                                     ---------------
                                                                                                                           4,089,037
                       -------------------------------------------------------------------------------------------------------------
                       Electronic Equipment & Instruments          3,000   Alps Electric Co., Ltd.                            44,706
                       - 0.6%                                     33,000   Citizen Watch Co., Ltd.                           317,215
                                                                  23,000   Dainippon Screen Manufacturing Co., Ltd.          141,183
                                                                 397,000   Hitachi Ltd.                                    2,750,756
                                                                   1,100   Hoya Corp.                                        124,202
                                                                   4,300   Mabuchi Motor Co., Ltd. (g)                       310,110
                                                                  27,100   Murata Manufacturing Co., Ltd.                  1,515,400
                                                                  15,000   Oki Electric Industry Co., Ltd.                    64,555
                                                                  35,000   Omron Corp.                                       835,122
                                                                  11,700   TDK Corp.                                         866,624
                                                                  14,000   Taiyo Yuden Co., Ltd.                             162,857
                                                                  36,000   Yokogawa Electric Corp. (g)                       481,312
                                                                                                                     ---------------
                                                                                                                           7,614,042
                       -------------------------------------------------------------------------------------------------------------
                       Food & Staples Retailing - 0.2%            61,000   Aeon Co., Ltd.                                  1,017,956
                                                                   6,300   Circle K Sunkus Co., Ltd. (g)                     162,003
                                                                   1,200   Lawson, Inc.                                       44,267
                                                                  45,000   Seven-Eleven Japan Co., Ltd. (g)                1,418,464
                                                                  21,000   UNY Co., Ltd.                                     239,982
                                                                                                                     ---------------
                                                                                                                           2,882,672
------------------------------------------------------------------------------------------------------------------------------------

Master Enhanced International Series

Schedule of Investments as of December 31, 2004 (continued)    (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
                                                                  Shares
Country                Industry+                                    Held   Common Stocks                                       Value
------------------------------------------------------------------------------------------------------------------------------------
Japan (continued)      Food Products - 0.4%                      210,000   Ajinomoto Co., Inc.                       $     2,500,244
                                                                     800   Ariake Japan Co., Ltd.                             19,284
                                                                   8,000   Kikkoman Corp.                                     76,276
                                                                  32,000   Meiji Dairies Corp. (g)                           189,870
                                                                  33,000   Nichirei Corp.                                    131,395
                                                                  11,400   Nissin Food Products Co., Ltd.                    285,918
                                                                   5,500   Snow Brand Milk Products Co.,
                                                                           Ltd. (b)(g)                                        16,907
                                                                  16,000   Yakult Honsha Co., Ltd. (g)                       284,805
                                                                 171,000   Yamazaki Baking Co., Ltd.                       1,592,017
                                                                                                                     ---------------
                                                                                                                           5,096,716
                       -------------------------------------------------------------------------------------------------------------
                       Gas Utilities - 0.2%                      566,000   Osaka Gas Co., Ltd.                             1,767,542
                                                                 215,000   Tokyo Gas Co., Ltd.                               881,234
                                                                                                                     ---------------
                                                                                                                           2,648,776
                       -------------------------------------------------------------------------------------------------------------
                       Health Care Equipment & Supplies           30,000   Olympus Corp.                                     639,699
                       - 0.1%                                     23,700   Terumo Corp.                                      638,353
                                                                                                                     ---------------
                                                                                                                           1,278,052
                       -------------------------------------------------------------------------------------------------------------
                       Health Care Providers & Services            2,900   Alfresa Holdings Corp. (g)                        106,412
                       - 0.0%                                     12,800   MEDICEO Holdings Co., Ltd.                        144,027
                                                                   2,800   Nichii Gakkan Co. (g)                              90,719
                                                                                                                     ---------------
                                                                                                                             341,158
                       -------------------------------------------------------------------------------------------------------------
                       Hotels, Restaurants & Leisure - 0.1%       10,500   Oriental Land Co., Ltd. (g)                       729,579
                                                                   4,900   Saizeriya Co., Ltd. (g)                            83,874
                                                                                                                     ---------------
                                                                                                                             813,453
                       -------------------------------------------------------------------------------------------------------------
                       Household Durables - 1.2%                  26,000   Casio Computer Co., Ltd. (g)                      401,152
                                                                  13,400   Daito Trust Construction Co., Ltd. (g)            636,850
                                                                  49,000   Daiwa House Industry Co., Ltd.                    557,090
                                                                  20,000   Makita Corp.                                      349,761
                                                                 283,000   Matsushita Electric Industrial Co., Ltd.        4,490,661
                                                                  20,400   Pioneer Corp.                                     398,165
                                                                 284,000   Sanyo Electric Co., Ltd. (g)                      981,126
                                                                  58,000   Sekisui Chemical Co., Ltd.                        423,948
                                                                  66,000   Sekisui House Ltd.                                769,045
                                                                  36,000   Sharp Corp. (g)                                   587,762
                                                                 126,100   Sony Corp. (g)                                  4,873,192
                                                                   3,000   Sony Corp. (a)                                    116,880
                                                                                                                     ---------------
                                                                                                                          14,585,632
                       -------------------------------------------------------------------------------------------------------------
                       Household Products - 0.1%                  62,000   Kao Corp.                                       1,585,244
                                                                   5,800   Uni-Charm Corp. (g)                               277,915
                                                                                                                     ---------------
                                                                                                                           1,863,159
                       -------------------------------------------------------------------------------------------------------------
                       IT Services - 0.1%                         27,878   CSK Corp.                                       1,262,359
                                                                   3,800   Itochu Techno-Science Corp. (g)                   152,045
                                                                   4,700   TIS, Inc.                                         205,943
                                                                                                                     ---------------
                                                                                                                           1,620,347
                       -------------------------------------------------------------------------------------------------------------
                       Insurance - 0.7%                              177   Millea Holdings, Inc.                           2,625,549
                                                                 178,000   Mitsui Sumitomo Insurance Co., Ltd.             1,546,013
                                                                 134,000   Sompo Japan Insurance, Inc.                     1,365,239
                                                                  51,950   T&D Holdings, Inc.                              2,484,190
                                                                                                                     ---------------
                                                                                                                           8,020,991
                       -------------------------------------------------------------------------------------------------------------
                       Internet Software & Services - 0.1%           212   Yahoo! Japan Corp. (b)                          1,017,898
                       -------------------------------------------------------------------------------------------------------------
                       Leisure Equipment & Products - 0.4%        63,000   Fuji Photo Film Co., Ltd.                       2,299,405
                                                                   7,800   Sankyo Co., Ltd.                                  394,301
                                                                  26,088   Sega Sammy Holdings, Inc.                       1,433,351
                                                                     100   Shimano, Inc.                                       2,854
                                                                  37,800   Yamaha Corp.                                      576,942
                                                                                                                     ---------------
                                                                                                                           4,706,853
                       -------------------------------------------------------------------------------------------------------------
                       Machinery - 0.7%                           14,000   Amano Corp.                                       139,085
                                                                  33,000   Hino Motors Ltd. (g)                              245,077
                                                                  13,000   Hitachi Construction Machinery Co., Ltd.          178,755
                                                                 148,000   Ishikawajima-Harima Heavy Industries
                                                                           Co., Ltd. (g)                                     203,650
                                                                 162,000   Kawasaki Heavy Industries Ltd.                    265,600
                                                                 167,000   Komatsu Ltd.                                    1,168,527
                                                                 430,000   Kubota Corp.                                    2,131,746
                                                                 823,000   Mitsubishi Heavy Industries Ltd.                2,337,201
                                                                  88,000   Mitsui Engineering & Shipbuilding Co.,
                                                                           Ltd.                                              150,288
                                                                  62,000   NSK Ltd.                                          311,603
                                                                  82,100   Nippon Sharyo Ltd.                                203,507
                                                                   5,100   SMC Corp.                                         583,810
                                                                  74,000   Sumitomo Heavy Industries Ltd. (b)(g)             275,144
                                                                  12,600   THK Co., Ltd.                                     249,615
                                                                   8,000   Takuma Co., Ltd. (g)                               63,004
                                                                                                                     ---------------
                                                                                                                           8,506,612
                       -------------------------------------------------------------------------------------------------------------
                       Marine - 0.3%                              68,000   Kawasaki Kisen Kaisha Ltd. (g)                    437,318
                                                                 323,000   Mitsui OSK Lines Ltd.                           1,938,567
                                                                 124,000   Nippon Yusen Kabushiki Kaisha                     667,981
                                                                                                                     ---------------
                                                                                                                           3,043,866
                       -------------------------------------------------------------------------------------------------------------
                       Media - 0.0%                               18,000   Toho Co., Ltd.                                    284,395
                                                                   5,000   Tokyo Broadcasting System, Inc.                    81,536
                                                                                                                     ---------------
                                                                                                                             365,931
                       -------------------------------------------------------------------------------------------------------------
                       Metals & Mining - 0.5%                     29,900   JFE Holdings, Inc.                                853,494
                                                                 313,000   Kobe Steel Ltd. (g)                               479,565
                                                                 120,000   Mitsubishi Materials Corp.                        251,781
                                                                  59,000   Nippon Light Metal Co., Ltd. (g)                  149,127
                                                                 650,000   Nippon Steel Corp.                              1,592,173
                                                                  95,000   Nisshin Steel Co., Ltd.                           218,796
                                                               1,169,000   Sumitomo Metal Industries Ltd.                  1,585,742
                                                                 200,000   Sumitomo Metal Mining Co., Ltd.                 1,428,711
                                                                                                                     ---------------
                                                                                                                           6,559,389
------------------------------------------------------------------------------------------------------------------------------------

Master Enhanced International Series

Schedule of Investments as of December 31, 2004 (continued)    (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
                                                                  Shares
Country                Industry+                                    Held   Common Stocks                                       Value
------------------------------------------------------------------------------------------------------------------------------------
Japan (concluded)      Multiline Retail - 0.1%                    28,000   Daimaru, Inc. (g)                         $       229,257
                                                                  22,000   Marui Co., Ltd.                                   294,564
                                                                  98,888   Mitsukoshi Ltd. (g)                               480,592
                                                                   3,200   Ryohin Keikaku Co., Ltd.                          160,828
                                                                                                                     ---------------
                                                                                                                           1,165,241
                       -------------------------------------------------------------------------------------------------------------
                       Office Electronics - 0.7%                 106,400   Canon, Inc.                                     5,742,090
                                                                  44,000   Konica Minolta Holdings, Inc.                     583,976
                                                                  79,000   Ricoh Co., Ltd.                                 1,524,183
                                                                                                                     ---------------
                                                                                                                           7,850,249
                       -------------------------------------------------------------------------------------------------------------
                       Oil & Gas - 0.2%                          251,500   Nippon Mining Holdings, Inc.                    1,183,010
                                                                 124,000   Nippon Oil Corp.                                  795,042
                                                                                                                     ---------------
                                                                                                                           1,978,052
                       -------------------------------------------------------------------------------------------------------------
                       Paper & Forest Products - 0.1%                124   Nippon Paper Group, Inc. (g)                      556,651
                                                                 106,000   OJI Paper Co., Ltd.                               608,256
                                                                                                                     ---------------
                                                                                                                           1,164,907
                       -------------------------------------------------------------------------------------------------------------
                       Personal Products - 0.0%                    6,200   Kanebo Ltd. (b)                                    90,153
                                                                  18,000   Shiseido Co., Ltd. (g)                            260,681
                                                                                                                     ---------------
                                                                                                                             350,834
                       -------------------------------------------------------------------------------------------------------------
                       Pharmaceuticals - 1.1%                     23,000   Chugai Pharmaceutical Co., Ltd.                   380,228
                                                                  37,300   Daiichi Pharmaceutical Co., Ltd.                  806,280
                                                                  25,000   Eisai Co., Ltd.                                   822,192
                                                                  60,870   Fujisawa Pharmaceutical Co., Ltd.               1,666,247
                                                                  49,000   Kyowa Hakko Kogyo Co., Ltd.                       368,205
                                                                  66,900   Sankyo Co., Ltd.                                1,511,403
                                                                  42,000   Shionogi & Co., Ltd.                              580,794
                                                                  26,000   Taisho Pharmaceutical Co., Ltd.                   565,824
                                                                 116,000   Takeda Pharmaceutical Co., Ltd.                 5,841,319
                                                                  20,000   Yamanouchi Pharmaceutical Co., Ltd.               778,765
                                                                                                                     ---------------
                                                                                                                          13,321,257
                       -------------------------------------------------------------------------------------------------------------
                       Real Estate - 0.3%                         13,956   Leopalace21 Corp. (g)                             245,698
                                                                  67,000   Mitsubishi Estate Co., Ltd.                       784,620
                                                                  68,000   Mitsui Fudosan Co., Ltd.                          826,193
                                                                 132,000   Sumitomo Realty & Development Co., Ltd.         1,721,011
                                                                  46,000   Tokyu Land Corp.                                  192,134
                                                                                                                     ---------------
                                                                                                                           3,769,656
                       -------------------------------------------------------------------------------------------------------------
                       Road & Rail - 0.5%                            140   Central Japan Railway Co. (g)                   1,143,554
                                                                   1,000   Keihin Electric Express Railway Co.,
                                                                           Ltd.                                                6,158
                                                                  73,000   Keio Electric Railway Co., Ltd.                   428,155
                                                                 280,000   Kintetsu Corp. (g)                                967,308
                                                                 112,000   Nippon Express Co., Ltd.                          551,966
                                                                  95,000   Odakyu Electric Railway Co., Ltd. (g)             550,698
                                                                   3,000   Seino Transportation Co., Ltd.                     28,106
                                                                 118,000   Tobu Railway Co., Ltd.                            449,107
                                                                  96,000   Tokyu Corp.                                       519,020
                                                                     322   West Japan Railway Co.                          1,300,947
                                                                                                                     ---------------
                                                                                                                           5,945,019
                       -------------------------------------------------------------------------------------------------------------
                       Semiconductors & Semiconductor             24,100   NEC Electronics Corp. (g)                       1,175,954
                       Equipment - 0.3%                           14,000   Nikon Corp. (g)                                   172,968
                                                                  38,500   Tokyo Electron Ltd.                             2,370,791
                                                                                                                     ---------------
                                                                                                                           3,719,713
                       -------------------------------------------------------------------------------------------------------------
                       Software - 0.1%                             4,000   Fuji Soft ABC, Inc.                               132,331
                                                                     100   Konami Corp.                                        2,318
                                                                     200   Namco Ltd.                                          2,625
                                                                  11,500   Nintendo Co., Ltd.                              1,444,374
                                                                   1,100   Oracle Corp. (g)                                   57,002
                                                                   7,500   Trend Micro, Inc. (b)(g)                          404,753
                                                                                                                     ---------------
                                                                                                                           2,043,403
                       -------------------------------------------------------------------------------------------------------------
                       Specialty Retail - 0.1%                     3,800   Fast Retailing Co., Ltd.                          289,255
                                                                   6,500   Shimachu Co., Ltd.                                160,803
                                                                   1,000   Shimamura Co., Ltd. (g)                            72,997
                                                                  16,300   Yamada Denki Co., Ltd. (g)                        698,321
                                                                                                                     ---------------
                                                                                                                           1,221,376
                       -------------------------------------------------------------------------------------------------------------
                       Textiles, Apparel & Luxury Goods           14,000   Gunze Ltd.                                         65,034
                       - 0.0%                                     12,000   Tokyo Style Co., Ltd.                             140,880
                                                                  74,000   Toyobo Co., Ltd.                                  178,374
                                                                                                                     ---------------
                                                                                                                             384,288
                       -------------------------------------------------------------------------------------------------------------
                       Tobacco - 0.1%                                116   Japan Tobacco, Inc.                             1,324,485
                       -------------------------------------------------------------------------------------------------------------
                       Trading Companies & Distributors          114,000   Itochu Corp.                                      527,335
                       - 0.5%                                    175,000   Marubeni Corp.                                    485,020
                                                                 104,200   Mitsubishi Corp.                                1,346,353
                                                                  69,200   Mitsui & Co., Ltd.                                620,619
                                                                 307,000   Sumitomo Corp.                                  2,648,463
                                                                                                                     ---------------
                                                                                                                           5,627,790
                       -------------------------------------------------------------------------------------------------------------
                       Wireless Telecommunication Services         2,492   NTT DoCoMo, Inc.                                4,596,350
                       - 0.4%
                       -------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Japan                  244,864,078
------------------------------------------------------------------------------------------------------------------------------------
New Zealand - 0.3%     Construction Materials - 0.1%              58,256   Fletcher Building Ltd.                            278,558
                       -------------------------------------------------------------------------------------------------------------
                       Diversified Telecommunication             438,324   Telecom Corp. of New Zealand Ltd. (g)           1,947,099
                       Services - 0.2%
                       -------------------------------------------------------------------------------------------------------------
                       Electric Utilities - 0.0%                  51,437   Contact Energy Ltd. (g)                           237,779
                       -------------------------------------------------------------------------------------------------------------
                       Health Care Equipment & Supplies           80,276   Fisher & Paykel Healthcare Corp.                  187,866
                       - 0.0%
                       -------------------------------------------------------------------------------------------------------------
                       Household Durables - 0.0%                  39,972   Fisher & Paykel Appliances Holdings Ltd.          124,149
                       -------------------------------------------------------------------------------------------------------------
                       Insurance - 0.0%                           64,143   Tower Ltd. (b)                                     99,147
                       -------------------------------------------------------------------------------------------------------------
                       Media - 0.0%                                9,510   Independent Newspapers Ltd.                        39,497
                                                                  14,125   Sky Network Television Ltd. (b)                    62,745
                                                                                                                     ---------------
                                                                                                                             102,242
                       -------------------------------------------------------------------------------------------------------------
                       Paper & Forest Products - 0.0%             83,574   Carter Holt Harvey Ltd.                           124,957
                                                                     601   Tenon Ltd.                                            955
                                                                                                                     ---------------
                                                                                                                             125,912
                       -------------------------------------------------------------------------------------------------------------
                       Transportation Infrastructure - 0.0%       42,358   Auckland International Airport Ltd.               244,150
                       -------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in New Zealand              3,346,902
------------------------------------------------------------------------------------------------------------------------------------
Singapore - 0.7%       Aerospace & Defense - 0.1%                983,000   Singapore Technologies Engineering Ltd.         1,403,081
------------------------------------------------------------------------------------------------------------------------------------

Master Enhanced International Series

Schedule of Investments as of December 31, 2004 (continued)    (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
                                                                  Shares
Country                Industry+                                    Held   Common Stocks                                       Value
------------------------------------------------------------------------------------------------------------------------------------
Singapore (concluded)  Airlines - 0.1%                           200,468   Singapore Airlines Ltd.                   $     1,399,985
                       -------------------------------------------------------------------------------------------------------------
                       Beverages - 0.0%                           24,126   Fraser and Neave Ltd.                             240,905
                       -------------------------------------------------------------------------------------------------------------
                       Commercial Banks - 0.4%                   199,652   DBS Group Holdings Ltd.                         1,969,124
                                                                  96,899   Oversea-Chinese Banking Corp.                     801,358
                                                                 111,615   United Overseas Bank Ltd.                         943,572
                                                                                                                     ---------------
                                                                                                                           3,714,054
                       -------------------------------------------------------------------------------------------------------------
                       Communications Equipment - 0.0%            32,600   Datacraft Asia Limited                             35,208
                       -------------------------------------------------------------------------------------------------------------
                       Computers & Peripherals - 0.0%              7,109   Creative Technology Ltd.                          106,260
                       -------------------------------------------------------------------------------------------------------------
                       Diversified Telecommunication                 642   Singapore Telecommunications Ltd.                     932
                       Services - 0.0%
                       -------------------------------------------------------------------------------------------------------------
                       Electronic Equipment & Instruments         31,000   Venture Corp. Ltd.                                301,948
                       - 0.0%
                       -------------------------------------------------------------------------------------------------------------
                       Health Care Providers & Services           81,000   Parkway Holdings Ltd.                              74,430
                       - 0.0%
                       -------------------------------------------------------------------------------------------------------------
                       Hotels, Restaurants & Leisure - 0.0%        8,000   Overseas Union Enterprise Ltd.                     38,226
                       -------------------------------------------------------------------------------------------------------------
                       Machinery - 0.0%                           62,000   SembCorp Marine Ltd.                               51,654
                       -------------------------------------------------------------------------------------------------------------
                       Marine - 0.0%                             107,000   Neptune Orient Lines Ltd.                         196,643
                       -------------------------------------------------------------------------------------------------------------
                       Media - 0.1%                              365,250   Singapore Press Holdings Ltd.                   1,029,251
                       -------------------------------------------------------------------------------------------------------------
                       Real Estate - 0.0%                         57,000   Allgreen Properties Ltd.                           37,711
                                                                 138,000   CapitaLand Ltd.                                   180,066
                                                                  27,000   City Developments Ltd.                            117,434
                                                                  43,000   Keppel Land Ltd.                                   59,269
                                                                  55,801   United Overseas Land Ltd.                          69,050
                                                                  95,666   Wing Tai Holdings Ltd.                             58,605
                                                                                                                     ---------------
                                                                                                                             522,135
                       -------------------------------------------------------------------------------------------------------------
                       Road & Rail - 0.0%                         58,000   SMRT Corp. Ltd.                                    31,267
                       -------------------------------------------------------------------------------------------------------------
                       Semiconductors & Semiconductor              3,500   Chartered Semiconductor Manufacturing
                       Equipment - 0.0%                                    Ltd. (a)(b)(g)                                     21,140
                                                                  79,000   Chartered Semiconductor Manufacturing
                                                                           Ltd. (b)(g)                                        47,427
                                                                  19,000   STATS ChipPAC Ltd. (b)(g)                          11,756
                                                                                                                     ---------------
                                                                                                                              80,323
                       -------------------------------------------------------------------------------------------------------------
                       Transportation Infrastructure - 0.0%       35,000   SembCorp Logistics Ltd.                            37,093
                       -------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Singapore                9,263,395
                       -------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in the Pacific
                                                                           Basin/Asia                                    337,601,718
------------------------------------------------------------------------------------------------------------------------------------
Western Europe - 68.4%
------------------------------------------------------------------------------------------------------------------------------------
Austria - 0.4%         Building Products - 0.1%                    9,674   Wienerberger AG                                   462,201
                       -------------------------------------------------------------------------------------------------------------
                       Commercial Banks - 0.2%                     5,785   Bank Austria Creditanstalt AG                     522,907
                                                                   5,117   Bayerische Hypo-und Vereinsbank AG (b)            116,710
                                                                  24,182   Erste Bank der Oesterreichischen
                                                                           Sparkassen AG                                   1,291,766
                                                                                                                     ---------------
                                                                                                                           1,931,383
                       -------------------------------------------------------------------------------------------------------------
                       Construction Materials - 0.0%               3,219   RHI AG                                             97,572
                       -------------------------------------------------------------------------------------------------------------
                       Containers & Packaging - 0.0%                 870   Mayr-Melnhof Karton AG                            148,173
                       -------------------------------------------------------------------------------------------------------------
                       Diversified Telecommunication              22,340   Telekom Austria AG                                423,601
                       Services - 0.0%
                       -------------------------------------------------------------------------------------------------------------
                       Electric Utilities - 0.0%                     424   Verbund - Oesterreichische
                                                                           Elektrizitaetswirtschafts AG                       94,459
                       -------------------------------------------------------------------------------------------------------------
                       Machinery - 0.0%                            1,524   VA Technologie                                    121,183
                       -------------------------------------------------------------------------------------------------------------
                       Metals & Mining - 0.1%                      5,085   Boehler-Uddeholm AG                               642,658
                                                                   7,792   Voestalpine AG (g)                                605,291
                                                                                                                     ---------------
                                                                                                                           1,247,949
                       -------------------------------------------------------------------------------------------------------------
                       Real Estate - 0.0%                         38,887   IMMOFINANZ Immobilien Anlagen AG (b)              372,114
                       -------------------------------------------------------------------------------------------------------------
                       Thrifts & Mortgage Finance - 0.0%             913   Hypo Real Estate Holding AG (b)                    37,751
                       -------------------------------------------------------------------------------------------------------------
                       Transportation Infrastructure - 0.0%        1,737   Flughafen Wien AG                                 131,509
                       -------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Austria                  5,067,895
------------------------------------------------------------------------------------------------------------------------------------
Belgium - 1.3%         Beverages - 0.0%                           14,143   InBev NV                                          548,649
                       -------------------------------------------------------------------------------------------------------------
                       Chemicals - 0.1%                            6,897   Solvay SA                                         759,354
                       -------------------------------------------------------------------------------------------------------------
                       Commercial Banks - 0.2%                    64,085   Dexia                                           1,473,859
                                                                   8,217   KBC Bancassurance Holding                         631,046
                                                                                                                     ---------------
                                                                                                                           2,104,905
                       -------------------------------------------------------------------------------------------------------------
                       Construction & Engineering - 0.0%          30,640   Suez SA (b)                                           416
                       -------------------------------------------------------------------------------------------------------------
                       Distributors - 0.0%                           479   D'ieteren SA (g)                                   88,873
                       -------------------------------------------------------------------------------------------------------------
                       Diversified Financial Services - 0.5%     171,430   Fortis                                          4,741,879
                                                                  12,542   Groupe Bruxelles Lambert SA                     1,021,158
                                                                                                                     ---------------
                                                                                                                           5,763,037
                       -------------------------------------------------------------------------------------------------------------
                       Diversified Telecommunication              28,136   Belgacom SA (b)                                 1,216,154
                       Services - 0.1%
                       -------------------------------------------------------------------------------------------------------------
                       Electrical Equipment - 0.0%                 2,780   Bekaert SA                                        221,999
                       -------------------------------------------------------------------------------------------------------------
                       Electronic Equipment & Instruments         12,506   Barco NV                                        1,156,767
                       - 0.1%
                       -------------------------------------------------------------------------------------------------------------
                       Food & Staples Retailing - 0.1%             2,938   Colruyt SA                                        477,620
                                                                  10,444   Delhaize Group                                    794,266
                                                                                                                     ---------------
                                                                                                                           1,271,886
                       -------------------------------------------------------------------------------------------------------------
                       Health Care Equipment & Supplies            2,949   Omega Pharma SA                                   141,297
                       - 0.0%
                       -------------------------------------------------------------------------------------------------------------
                       Leisure Equipment & Products - 0.0%           370   AGFA-Gevaert NV                                    12,553
                       -------------------------------------------------------------------------------------------------------------
                       Metals & Mining - 0.1%                      7,985   Umicore                                           751,612
                                                                     138   Umicore (b)                                            19
                                                                                                                     ---------------
                                                                                                                             751,631
                       -------------------------------------------------------------------------------------------------------------
                       Pharmaceuticals - 0.1%                     29,647   UCB SA                                          1,507,133
                       -------------------------------------------------------------------------------------------------------------
                       Wireless Telecommunication Services         4,225   Mobistar SA (b)                                   395,968
                       - 0.0%
                       -------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Belgium                 15,940,622
------------------------------------------------------------------------------------------------------------------------------------
Denmark - 0.7%         Beverages - 0.1%                           30,509   Carlsberg A/S                                   1,544,251
                       -------------------------------------------------------------------------------------------------------------
                       Commercial Banks - 0.1%                    32,822   Danske Bank A/S                                 1,006,092
                       -------------------------------------------------------------------------------------------------------------
                       Construction & Engineering - 0.1%          49,043   FLS Industries A/S Class B                        923,048
                       -------------------------------------------------------------------------------------------------------------
                       Diversified Telecommunication              33,301   TDC A/S                                         1,410,221
                       Services - 0.1%
                       -------------------------------------------------------------------------------------------------------------
                       Electrical Equipment - 0.0%                 4,027   NKT Holding A/S                                   117,369
                                                                   3,815   Vestas Wind Systems A/S                            47,404
                                                                                                                     ---------------
                                                                                                                             164,773
                       -------------------------------------------------------------------------------------------------------------
                       Food Products - 0.1%                        8,244   Danisco A/S                                       503,147
                                                                   3,292   East Asiatic Co., Ltd. A/S                        172,945
                                                                                                                     ---------------
                                                                                                                             676,092
                       -------------------------------------------------------------------------------------------------------------
                       Health Care Equipment & Supplies            4,949   GN Store Nord                                      53,356
                       - 0.0%
                       -------------------------------------------------------------------------------------------------------------
                       Household Durables - 0.0%                   1,901   Bang & Olufsen A/S Class B                        142,074
                       -------------------------------------------------------------------------------------------------------------
                       Insurance - 0.0%                            4,241   Topdanmark A/S (b)                                334,007
                       -------------------------------------------------------------------------------------------------------------
                       Marine - 0.1%                                 146   AP Moller - Maersk A/S                          1,205,873
                       -------------------------------------------------------------------------------------------------------------
                       Pharmaceuticals - 0.1%                     56,107   H Lundbeck A/S                                  1,250,798
                       -------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Denmark                  8,710,585
------------------------------------------------------------------------------------------------------------------------------------
Finland - 1.4%         Auto Components - 0.0%                      1,535   Nokian Renkaat Oyj                                233,265
                       -------------------------------------------------------------------------------------------------------------
                       Communications Equipment - 0.8%           597,971   Nokia Oyj                                       9,444,642
                       -------------------------------------------------------------------------------------------------------------
                       Diversified Telecommunication              20,546   Elisa Corp.                                       331,216
                       Services - 0.0%                            45,877   TeliaSonera AB                                    273,129
                                                                                                                     ---------------
                                                                                                                             604,345
------------------------------------------------------------------------------------------------------------------------------------

Master Enhanced International Series

Schedule of Investments as of December 31, 2004 (continued)    (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
                                                                  Shares
Country                Industry+                                    Held   Common Stocks                                       Value
------------------------------------------------------------------------------------------------------------------------------------
Finland (concluded)    Electric Utilities - 0.1%                  47,928   Fortum Oyj                                $       887,290
                       -------------------------------------------------------------------------------------------------------------
                       Food & Staples Retailing - 0.0%             9,693   Kesko Oyj Class B                                 236,495
                       -------------------------------------------------------------------------------------------------------------
                       IT Services - 0.0%                         11,686   Tietoenator Oyj                                   371,690
                       -------------------------------------------------------------------------------------------------------------
                       Insurance - 0.1%                            8,985   Pohjola Group Plc Class D                         103,687
                                                                  60,144   Sampo Oyj                                         830,587
                                                                                                                     ---------------
                                                                                                                             934,274
                       -------------------------------------------------------------------------------------------------------------
                       Leisure Equipment & Products - 0.0%        11,895   Amer Group                                        207,762
                       -------------------------------------------------------------------------------------------------------------
                       Machinery - 0.1%                            6,420   Kone Oyj Class B                                  498,189
                                                                  15,213   Metso Oyj                                         241,109
                                                                   8,751   Wartsila Oyj                                      186,510
                                                                                                                     ---------------
                                                                                                                             925,808
                       -------------------------------------------------------------------------------------------------------------
                       Metals & Mining - 0.1%                     33,383   Outokumpu Oyj                                     596,692
                                                                  12,086   Rautaruukki Oyj                                   143,580
                                                                                                                     ---------------
                                                                                                                             740,272
                       -------------------------------------------------------------------------------------------------------------
                       Paper & Forest Products - 0.2%             92,863   Stora Enso Oyj Class R                          1,422,545
                                                                  58,004   UPM-Kymmene Oyj                                 1,289,854
                                                                                                                     ---------------
                                                                                                                           2,712,399
                       -------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Finland                 17,298,242
------------------------------------------------------------------------------------------------------------------------------------
France - 9.2%          Aerospace & Defense - 0.2%                 64,432   European Aeronautic Defense and Space
                                                                           Co. (g)                                         1,873,319
                                                                   3,655   Thales SA                                         175,472
                                                                  15,064   Zodiac SA (g)                                     701,294
                                                                                                                     ---------------
                                                                                                                           2,750,085
                       -------------------------------------------------------------------------------------------------------------
                       Airlines - 0.1%                            50,499   Air France-KLM                                    962,343
                       -------------------------------------------------------------------------------------------------------------
                       Auto Components - 0.2%                     26,538   Compagnie Generale des Etablissements
                                                                           Michelin                                        1,702,227
                                                                   9,795   Valeo SA                                          410,067
                                                                                                                     ---------------
                                                                                                                           2,112,294
                       -------------------------------------------------------------------------------------------------------------
                       Automobiles - 0.4%                         42,541   Peugeot SA                                      2,700,373
                                                                  19,922   Renault SA                                      1,666,711
                                                                                                                     ---------------
                                                                                                                           4,367,084
                       -------------------------------------------------------------------------------------------------------------
                       Beverages - 0.1%                            3,970   Pernod-Ricard                                     608,154
                       -------------------------------------------------------------------------------------------------------------
                       Building Products - 0.2%                   37,883   Cie de Saint-Gobain                             2,282,146
                       -------------------------------------------------------------------------------------------------------------
                       Commercial Banks - 1.3%                   109,459   BNP Paribas                                     7,930,087
                                                                 101,837   Credit Agricole SA (g)                          3,072,966
                                                                  47,655   Societe Generale                                4,822,502
                                                                                                                     ---------------
                                                                                                                          15,825,555
                       -------------------------------------------------------------------------------------------------------------
                       Commercial Services & Supplies - 0.0%       2,491   Adecco SA Registered Shares                       125,109
                                                                   6,239   Societe BIC SA                                    313,773
                                                                                                                     ---------------
                                                                                                                             438,882
                       -------------------------------------------------------------------------------------------------------------
                       Communications Equipment - 0.2%           109,777   Alcatel SA (b)                                  1,708,504
                                                                  24,821   Alcatel SA (a)(b)                                 387,952
                                                                  12,005   SAGEM SA (b)(g)                                   255,863
                                                                                                                     ---------------
                                                                                                                           2,352,319
                       -------------------------------------------------------------------------------------------------------------
                       Construction & Engineering - 0.1%          30,405   Suez SA                                           805,069
                       -------------------------------------------------------------------------------------------------------------
                       Construction Materials - 0.3%               5,736   Imerys SA                                         481,444
                                                                  27,468   Lafarge SA                                      2,650,847
                                                                                                                     ---------------
                                                                                                                           3,132,291
                       -------------------------------------------------------------------------------------------------------------
                       Diversified Telecommunication             138,774   France Telecom SA                               4,594,991
                       Services - 0.4%
                       -------------------------------------------------------------------------------------------------------------
                       Electrical Equipment - 0.1%                33,320   Alstom                                             25,363
                                                                  22,672   Schneider Electric SA                           1,577,826
                                                                                                                     ---------------
                                                                                                                           1,603,189
                       -------------------------------------------------------------------------------------------------------------
                       Food & Staples Retailing - 0.3%            84,177   Carrefour SA                                    4,009,191
                                                                   4,249   Casino Guichard Perrachon SA                      339,597
                                                                                                                     ---------------
                                                                                                                           4,348,788
                       -------------------------------------------------------------------------------------------------------------
                       Food Products - 0.3%                       36,504   Groupe Danone                                   3,371,547
                       -------------------------------------------------------------------------------------------------------------
                       Health Care Equipment & Supplies            9,467   Cie Generale d'Optique Essilor
                       - 0.1%                                              International SA                                  741,841
                       -------------------------------------------------------------------------------------------------------------
                       Hotels, Restaurants & Leisure - 0.1%       19,217   Accor SA                                          841,348
                       -------------------------------------------------------------------------------------------------------------
                       IT Services - 0.1%                          3,086   Atos Origin (b)                                   209,606
                                                                  16,032   Cap Gemini SA                                     513,408
                                                                                                                     ---------------
                                                                                                                             723,014
                       -------------------------------------------------------------------------------------------------------------
                       Insurance - 0.6%                          203,886   AXA                                             5,038,259
                                                                  32,060   AXA (a)                                           793,485
                                                                  22,769   CNP Assurances                                  1,630,999
                                                                                                                     ---------------
                                                                                                                           7,462,743
                       -------------------------------------------------------------------------------------------------------------
                       Media - 0.5%                               15,742   Lagardere S.C.A.                                1,136,197
                                                                   7,758   Publicis Groupe                                   251,500
                                                                  15,459   Societe Television Francaise 1                    503,253
                                                                  74,053   Vivendi Universal SA (b)                        2,364,422
                                                                  50,000   Vivendi Universal SA (a)(b)                     1,603,500
                                                                                                                     ---------------
                                                                                                                           5,858,872
                       -------------------------------------------------------------------------------------------------------------
                       Metals & Mining - 0.1%                     55,896   Arcelor                                         1,289,323
                       -------------------------------------------------------------------------------------------------------------
                       Multi-Utilities & Unregulated Power       119,153   Suez SA                                         3,177,629
                       - 0.3%                                     23,992   Veolia Environnement                              868,434
                                                                                                                     ---------------
                                                                                                                           4,046,063
                       -------------------------------------------------------------------------------------------------------------
                       Multiline Retail - 0.2%                    22,430   Pinault-Printemps-Redoute                       2,245,439
                       -------------------------------------------------------------------------------------------------------------
                       Oil & Gas - 1.1%                           58,548   Total SA                                       12,788,723
                       -------------------------------------------------------------------------------------------------------------
                       Personal Products - 0.3%                   45,775   L'Oreal SA                                      3,474,968
                       -------------------------------------------------------------------------------------------------------------
                       Pharmaceuticals - 0.9%                    131,529   Sanofi-Aventis                                 10,346,193
                       -------------------------------------------------------------------------------------------------------------
                       Real Estate - 0.2%                          7,968   Gecina SA                                         789,544
                                                                   3,830   Klepierre                                         339,166
                                                                   9,339   Unibail (g)                                     1,469,969
                                                                                                                     ---------------
                                                                                                                           2,598,679
                       -------------------------------------------------------------------------------------------------------------
                       Semiconductors & Semiconductor             95,025   STMicroelectronics NV                           1,853,485
                       Equipment - 0.2%
                       -------------------------------------------------------------------------------------------------------------
                       Software - 0.0%                             8,815   Business Objects SA (b)                           222,622
                                                                   3,864   Dassault Systemes SA                              194,854
                                                                                                                     ---------------
                                                                                                                             417,476
                       -------------------------------------------------------------------------------------------------------------
                       Textiles, Apparel & Luxury Goods           28,656   LVMH Moet Hennessy Louis Vuitton SA             2,194,870
                       - 0.2%
                       -------------------------------------------------------------------------------------------------------------
                       Tobacco - 0.0%                              8,884   Altadis SA                                        405,377
                       -------------------------------------------------------------------------------------------------------------
                       Transportation Infrastructure - 0.0%        9,528   Autoroutes du Sud de la France                    479,184
                       -------------------------------------------------------------------------------------------------------------
                       Wireless Telecommunication Services        21,062   Bouygues                                          973,370
                       - 0.1%
                       -------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in France                 108,295,705
------------------------------------------------------------------------------------------------------------------------------------
Germany - 6.8%         Air Freight & Logistics - 0.1%             55,806   Deutsche Post AG                                1,281,937
                       -------------------------------------------------------------------------------------------------------------
                       Airlines - 0.1%                            59,128   Deutsche Lufthansa AG                             847,901
                       -------------------------------------------------------------------------------------------------------------
                       Automobiles - 0.7%                        114,796   DaimlerChrysler AG                              5,501,844
                                                                  48,578   Volkswagen AG (g)                               2,202,088
                                                                                                                     ---------------
                                                                                                                           7,703,932
------------------------------------------------------------------------------------------------------------------------------------

Master Enhanced International Series

Schedule of Investments as of December 31, 2004 (continued)    (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
                                                                  Shares
Country                Industry+                                    Held   Common Stocks                                       Value
------------------------------------------------------------------------------------------------------------------------------------
Germany (concluded)    Biotechnology - 0.0%                       21,419   Qiagen NV (b)(g)                          $       234,366
                       -------------------------------------------------------------------------------------------------------------
                       Capital Markets - 0.5%                     63,056   Deutsche Bank AG Registered Shares              5,598,502
                       -------------------------------------------------------------------------------------------------------------
                       Chemicals - 0.7%                           64,509   BASF AG                                         4,647,243
                                                                  97,931   Bayer AG                                        3,319,830
                                                                   6,605   Linde AG                                          413,520
                                                                                                                     ---------------
                                                                                                                           8,380,593
                       -------------------------------------------------------------------------------------------------------------
                       Commercial Banks - 0.3%                    76,969   Bayerische Hypo-und Vereinsbank AG (b)          1,747,155
                                                                  68,156   Commerzbank AG                                  1,404,438
                                                                  48,388   Depfa Bank Plc                                    812,276
                                                                                                                     ---------------
                                                                                                                           3,963,869
                       -------------------------------------------------------------------------------------------------------------
                       Construction Materials - 0.0%               1,861   HeidelbergCement AG                               112,060
                       -------------------------------------------------------------------------------------------------------------
                       Diversified Telecommunication             406,466   Deutsche Telekom AG (b)                         9,198,938
                       Services - 0.8%
                       -------------------------------------------------------------------------------------------------------------
                       Electric Utilities - 0.7%                  85,646   E.ON AG                                         7,806,743
                       -------------------------------------------------------------------------------------------------------------
                       Electronic Equipment & Instruments         61,831   Epcos AG                                          924,481
                       - 0.1%
                       -------------------------------------------------------------------------------------------------------------
                       Food & Staples Retailing - 0.1%            27,702   Metro AG                                        1,524,608
                       -------------------------------------------------------------------------------------------------------------
                       Food Products - 0.0%                        8,956   Suedzucker AG                                     186,254
                       -------------------------------------------------------------------------------------------------------------
                       Health Care Providers & Services            9,454   Celesio AG                                        768,965
                       - 0.1%                                      4,873   Fresenius Medical Care AG                         392,185
                                                                                                                     ---------------
                                                                                                                           1,161,150
                       -------------------------------------------------------------------------------------------------------------
                       Hotels, Restaurants & Leisure - 0.1%       34,504   TUI AG (g)                                        816,990
                       -------------------------------------------------------------------------------------------------------------
                       Industrial Conglomerates - 0.7%           104,592   Siemens AG (g)                                  8,868,355
                       -------------------------------------------------------------------------------------------------------------
                       Insurance - 0.6%                            8,400   Allianz AG (b)                                  1,304,472
                                                                  14,187   Allianz AG Registered Shares                    1,882,087
                                                                  32,899   Muenchener Rueckversicherungs AG
                                                                           Registered Shares                               4,044,739
                                                                                                                     ---------------
                                                                                                                           7,231,298
                       -------------------------------------------------------------------------------------------------------------
                       Machinery - 0.0%                            3,778   MAN AG                                            145,533
                       -------------------------------------------------------------------------------------------------------------
                       Metals & Mining - 0.2%                     88,930   ThyssenKrupp AG (g)                             1,958,225
                       -------------------------------------------------------------------------------------------------------------
                       Multi-Utilities & Unregulated Power        33,374   RWE AG (g)                                      1,846,298
                       - 0.2%
                       -------------------------------------------------------------------------------------------------------------
                       Multiline Retail - 0.0%                     4,798   KarstadtQuelle AG (g)                              49,500
                       -------------------------------------------------------------------------------------------------------------
                       Personal Products - 0.1%                   14,487   Beiersdorf AG (g)                               1,685,588
                       -------------------------------------------------------------------------------------------------------------
                       Pharmaceuticals - 0.3%                     28,280   Altana AG                                       1,787,825
                                                                  17,514   Schering AG                                     1,309,563
                                                                                                                     ---------------
                                                                                                                           3,097,388
                       -------------------------------------------------------------------------------------------------------------
                       Semiconductors & Semiconductor              4,850   Infineon Technologies AG                           52,607
                       Equipment - 0.0%
                       -------------------------------------------------------------------------------------------------------------
                       Software - 0.2%                            12,133   SAP AG                                          2,167,019
                                                                  10,000   SAP AG (a)                                        442,100
                                                                                                                     ---------------
                                                                                                                           2,609,119
                       -------------------------------------------------------------------------------------------------------------
                       Textiles, Apparel & Luxury Goods            6,981   Adidas-Salomon AG                               1,126,810
                       - 0.1%
                       -------------------------------------------------------------------------------------------------------------
                       Thrifts & Mortgage Finance - 0.1%          27,500   Hypo Real Estate Holding AG (b)                 1,140,071
                       -------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Germany                 79,553,116
------------------------------------------------------------------------------------------------------------------------------------
Greece - 0.6%          Beverages - 0.1%                           24,061   Coca Cola Hellenic Bottling Co. SA                588,688
                       -------------------------------------------------------------------------------------------------------------
                       Commercial Banks - 0.3%                    28,164   Alpha Bank AE                                     982,314
                                                                  25,787   EFG Eurobank Ergasias SA                          885,388
                                                                   9,118   Emporiki Bank of Greece SA                        289,515
                                                                  36,498   National Bank of Greece SA                      1,204,528
                                                                       1   Piraeus Bank SA                                        17
                                                                                                                     ---------------
                                                                                                                           3,361,762
                       -------------------------------------------------------------------------------------------------------------
                       Communications Equipment - 0.0%            11,897   Intracom SA                                        64,361
                       -------------------------------------------------------------------------------------------------------------
                       Construction Materials - 0.0%              10,642   Titan Cement Co. SA                               315,340
                       -------------------------------------------------------------------------------------------------------------
                       Diversified Telecommunication              35,535   Hellenic Telecommunications
                       Services - 0.1%                                     Organization SA                                   638,538
                       -------------------------------------------------------------------------------------------------------------
                       Hotels, Restaurants & Leisure - 0.1%       35,935   OPAP SA                                           993,500
                       -------------------------------------------------------------------------------------------------------------
                       Metals & Mining - 0.0%                     16,252   Viohalco, Hellenic Copper and Aluminum
                                                                           Industry SA                                       148,007
                       -------------------------------------------------------------------------------------------------------------
                       Oil & Gas - 0.0%                           48,260   Hellenic Petroleum SA                             524,779
                       -------------------------------------------------------------------------------------------------------------
                       Specialty Retail - 0.0%                         1   Hellenic Duty Free Shops SA                            18
                       -------------------------------------------------------------------------------------------------------------
                       Textiles, Apparel & Luxury Goods            2,801   Folli - Follie SA Registered Shares                82,237
                       - 0.0%
                       -------------------------------------------------------------------------------------------------------------
                       Wireless Telecommunication Services        14,600   Cosmote Mobile Telecommunications SA              292,119
                       - 0.0%
                       -------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Greece                   7,009,349
------------------------------------------------------------------------------------------------------------------------------------
Ireland - 0.9%         Airlines - 0.1%                            66,046   Ryanair Holdings Plc (b)                          471,308
                       -------------------------------------------------------------------------------------------------------------
                       Commercial Banks - 0.5%                    95,898   Allied Irish Banks Plc                          2,000,862
                                                                 162,059   Bank of Ireland                                 2,691,961
                                                                                                                     ---------------
                                                                                                                           4,692,823
                       -------------------------------------------------------------------------------------------------------------
                       Construction Materials - 0.1%              55,136   CRH Plc                                         1,476,388
                       -------------------------------------------------------------------------------------------------------------
                       Diversified Telecommunication              80,281   Eircom Group Plc                                  188,781
                       Services - 0.0%
                       -------------------------------------------------------------------------------------------------------------
                       Food Products - 0.1%                      174,430   Greencore Group Plc                               716,024
                                                                  25,251   Kerry Group Plc                                   605,791
                                                                                                                     ---------------
                                                                                                                           1,321,815
                       -------------------------------------------------------------------------------------------------------------
                       Household Durables - 0.0%                  44,598   Waterford Wedgwood Plc                              3,758
                       -------------------------------------------------------------------------------------------------------------
                       Industrial Conglomerates - 0.0%            13,839   DCC Plc                                           309,435
                       -------------------------------------------------------------------------------------------------------------
                       Insurance - 0.0%                           19,404   Irish Life & Permanent Plc                        363,973
                       -------------------------------------------------------------------------------------------------------------
                       Media - 0.0%                               70,228   Independent News & Media Plc                      221,461
                       -------------------------------------------------------------------------------------------------------------
                       Pharmaceuticals - 0.1%                     54,798   Elan Corp. Plc (b)                              1,459,890
                       -------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Ireland                 10,509,632
------------------------------------------------------------------------------------------------------------------------------------
Italy - 4.0%           Aerospace & Defense - 0.0%                470,012   Finmeccanica SpA                                  425,611
                       -------------------------------------------------------------------------------------------------------------
                       Automobiles - 0.0%                         12,285   Fiat SpA (g)                                       98,520
                       -------------------------------------------------------------------------------------------------------------
                       Capital Markets - 0.1%                     41,625   Mediobanca SpA (g)                                673,853
                       -------------------------------------------------------------------------------------------------------------
                       Commercial Banks - 1.0%                    45,000   Banca Antonveneta SpA                           1,186,625
                                                                 492,283   Banca Intesa SpA                                2,114,468
                                                                  76,200   Banca Monte dei Paschi di Siena SpA (g)           271,884
                                                                 653,949   Banca Nazionale del Lavoro SpA (g)              1,950,203
                                                                  54,425   Banca Popolare di Milano SCRL (g)                 482,405
                                                                  30,490   Banche Popolari Unite Scrl                        619,705
                                                                  46,252   Banco Popolare di Verona e Novara Scrl            940,506
                                                                 271,753   Capitalia SpA                                   1,245,181
                                                                 161,762   Sanpaolo IMI SpA                                2,330,674
                                                                   4,159   UniCredito Italiano SpA                            23,913
                                                                                                                     ---------------
                                                                                                                          11,165,564
                       -------------------------------------------------------------------------------------------------------------
                       Construction Materials - 0.1%              36,928   Italcementi SpA                                   594,653
                       -------------------------------------------------------------------------------------------------------------
                       Diversified Financial Services - 0.0%      20,918   FinecoGroup SpA                                   161,555
                       -------------------------------------------------------------------------------------------------------------
                       Diversified Telecommunication           2,311,925   elecom Italia SpA (g)                          8,374,115
                       Services - 0.7%
                       -------------------------------------------------------------------------------------------------------------
                       Electric Utilities - 0.6%                 459,264   Enel SpA (g)                                    4,513,984
                                                                 603,004   Terna SpA                                       1,729,426
                                                                                                                     ---------------
                                                                                                                           6,243,410
                       -------------------------------------------------------------------------------------------------------------
                       Gas Utilities - 0.1%                      204,697   Snam Rete Gas SpA                               1,190,843
                       -------------------------------------------------------------------------------------------------------------
                       Industrial Conglomerates - 0.1%          1,205,011  Pirelli & C SpA                                 1,624,808
------------------------------------------------------------------------------------------------------------------------------------

Master Enhanced International Series

Schedule of Investments as of December 31, 2004 (continued)    (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
                                                                  Shares
Country                Industry+                                    Held   Common Stocks                                       Value
------------------------------------------------------------------------------------------------------------------------------------
Italy (concluded)      Insurance - 0.2%                           91,406   Alleanza Assicurazioni SpA                $     1,275,982
                                                                     554   Assicurazioni Generali SpA                         18,803
                                                                  56,732   Riunione Adriatica di Sicurta SpA               1,283,160
                                                                                                                     ---------------
                                                                                                                           2,577,945
                       -------------------------------------------------------------------------------------------------------------
                       Internet Software & Services - 0.0%       115,544   Telecom Italia Media SpA (b)(g)                    52,283
                                                                   8,999   Tiscali SpA (b)(g)                                 33,442
                                                                                                                     ---------------
                                                                                                                              85,725
                       -------------------------------------------------------------------------------------------------------------
                       Media - 0.1%                               46,294   Mediaset SpA                                      587,091
                       -------------------------------------------------------------------------------------------------------------
                       Multi-Utilities & Unregulated Power       546,614   Edison SpA (b)(g)                               1,165,743
                       - 0.1%
                       -------------------------------------------------------------------------------------------------------------
                       Multiline Retail - 0.0%                    18,782   Rinascente SpA (b)                                 12,765
                       -------------------------------------------------------------------------------------------------------------
                       Oil & Gas - 0.6%                          345,828   ENI SpA                                         8,658,627
                       -------------------------------------------------------------------------------------------------------------
                       Retail - 0.0%                              18,782   Rozzano                                                 0
                       -------------------------------------------------------------------------------------------------------------
                       Textiles, Apparel & Luxury Goods           18,800   Bulgari SpA                                       232,285
                       - 0.0%
                       -------------------------------------------------------------------------------------------------------------
                       Transportation Infrastructure - 0.0%       14,297   Autostrade SpA                                    382,834
                       -------------------------------------------------------------------------------------------------------------
                       Wireless Telecommunication Services       538,567   TIM SpA                                         4,026,259
                       - 0.3%
                       -------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Italy                   48,282,206
------------------------------------------------------------------------------------------------------------------------------------
Luxembourg - 0.1%      Personal Products - 0.1%                   27,345   Oriflame Cosmetics SA (b)                         633,691
                       -------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Luxembourg                 633,691
------------------------------------------------------------------------------------------------------------------------------------
Netherlands - 4.9%     Air Freight & Logistics - 0.1%             39,412   TPG NV                                          1,070,344
                       -------------------------------------------------------------------------------------------------------------
                       Beverages - 0.1%                           20,488   Heineken NV                                       683,119
                       -------------------------------------------------------------------------------------------------------------
                       Chemicals - 0.2%                           26,261   Akzo Nobel NV                                   1,120,117
                                                                   9,760   DSM NV                                            631,740
                                                                                                                     ---------------
                                                                                                                           1,751,857
                       -------------------------------------------------------------------------------------------------------------
                       Commercial Banks - 0.5%                   223,933   ABN AMRO Holding NV                             5,932,383
                       -------------------------------------------------------------------------------------------------------------
                       Commercial Services & Supplies - 0.0%       6,374   Randstad Holdings NV                              250,819
                                                                  10,575   Vedior NV                                         172,345
                                                                                                                     ---------------
                                                                                                                             423,164
                       -------------------------------------------------------------------------------------------------------------
                       Diversified Financial Services - 0.7%       4,614   Euronext NV                                       140,922
                                                                   9,371   ING Groep NV (a)                                  283,473
                                                                 258,939   ING Groep NV CVA                                7,834,691
                                                                                                                     ---------------
                                                                                                                           8,259,086
                       -------------------------------------------------------------------------------------------------------------
                       Diversified Telecommunication             340,224   Royal KPN NV (b)                                3,232,521
                       Services - 0.3%
                       -------------------------------------------------------------------------------------------------------------
                       Food & Staples Retailing - 0.1%             2,923   Koninklijke Ahold NV (a)(b)                        22,712
                                                                 202,229   Koninklijke Ahold NV (b)                        1,566,814
                                                                                                                     ---------------
                                                                                                                           1,589,526
                       -------------------------------------------------------------------------------------------------------------
                       Food Products - 0.5%                       28,503   Royal Numico NV                                 1,027,844
                                                                  71,235   Unilever NV                                     4,776,434
                                                                                                                     ---------------
                                                                                                                           5,804,278
                       -------------------------------------------------------------------------------------------------------------
                       Household Durables - 0.5%                 229,472   Koninklijke Philips Electronics NV              6,085,359
                       -------------------------------------------------------------------------------------------------------------
                       IT Services - 0.0%                         67,475   Getronics NV (b)                                  154,082
                       -------------------------------------------------------------------------------------------------------------
                       Insurance - 0.2%                          187,775   Aegon NV                                        2,559,988
                       -------------------------------------------------------------------------------------------------------------
                       Media - 0.3%                               64,946   Reed Elsevier NV                                  885,427
                                                                  18,179   VNU NV                                            536,944
                                                                  39,119   Wolters Kluwer NV                                 785,358
                                                                                                                     ---------------
                                                                                                                           2,207,729
                       -------------------------------------------------------------------------------------------------------------
                       Oil & Gas - 1.3%                          282,633   Royal Dutch Petroleum Co.                      16,268,106
                       -------------------------------------------------------------------------------------------------------------
                       Real Estate - 0.0%                          3,616   Rodamco Europe NV                                 287,039
                                                                   3,363   Wereldhave NV                                     365,693
                                                                                                                     ---------------
                                                                                                                             652,732
                       -------------------------------------------------------------------------------------------------------------
                       Semiconductors & Semiconductor             64,085   ASML Holding NV (b)                             1,028,740
                       Equipment - 0.1%                           16,292   ASML Holding NV Registered Shares
                                                                           (a)(b)(g)                                         259,206
                                                                                                                     ---------------
                                                                                                                           1,287,946
                       -------------------------------------------------------------------------------------------------------------
                       Trading Companies & Distributors           69,608   Hagemeyer NV (g)                                  160,845
                       - 0.0%
                       -------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in the Netherlands         58,123,065
------------------------------------------------------------------------------------------------------------------------------------
Norway - 0.6%          Airlines - 0.0%                             2,550   SAS AB (b)                                         23,893
                       -------------------------------------------------------------------------------------------------------------
                       Chemicals - 0.1%                           60,391   Yara International ASA (b)(g)                     795,189
                       -------------------------------------------------------------------------------------------------------------
                       Commercial Banks - 0.0%                    38,357   DNB NOR ASA                                       378,399
                       -------------------------------------------------------------------------------------------------------------
                       Diversified Telecommunication             102,910   Telenor ASA                                       934,518
                       Services - 0.1%
                       -------------------------------------------------------------------------------------------------------------
                       Energy Equipment & Services - 0.1%         80,187   Smedvig ASA Class A (g)                         1,347,119
                       -------------------------------------------------------------------------------------------------------------
                       Food Products - 0.1%                       27,275   Orkla ASA                                         896,160
                       -------------------------------------------------------------------------------------------------------------
                       Insurance - 0.0%                           33,716   Storebrand ASA                                    325,656
                       -------------------------------------------------------------------------------------------------------------
                       Machinery - 0.1%                          187,635   Tomra Systems ASA (g)                           1,031,634
                       -------------------------------------------------------------------------------------------------------------
                       Oil & Gas - 0.1%                           70,757   Statoil ASA                                     1,109,840
                       -------------------------------------------------------------------------------------------------------------
                       Paper & Forest Products - 0.0%              3,184   Norske Skogindustrier ASA                          68,867
                       -------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Norway                   6,911,275
------------------------------------------------------------------------------------------------------------------------------------
Portugal - 0.5%        Commercial Banks - 0.1%                   244,485   Banco Comercial Portugues SA Registered
                                                                           Shares                                            628,078
                                                                  14,917   Banco Espirito Santo SA Registered
                                                                           Shares                                            269,670
                                                                                                                     ---------------
                                                                                                                             897,748
                       -------------------------------------------------------------------------------------------------------------
                       Construction Materials - 0.0%              28,639   Cimpor Cimentos de Portugal SA                    161,549
                       -------------------------------------------------------------------------------------------------------------
                       Diversified Telecommunication             146,265   Portugal Telecom SGPS SA Registered
                       Services - 0.2%                                     Shares                                          1,809,177
                       -------------------------------------------------------------------------------------------------------------
                       Electric Utilities - 0.2%                 791,158   Energias de Portugal SA (g)                     2,398,100
                       -------------------------------------------------------------------------------------------------------------
                       Industrial Conglomerates - 0.0%            95,662   Sonae SGPS SA (g)                                 139,131
                       -------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Portugal                 5,405,705
------------------------------------------------------------------------------------------------------------------------------------
Spain - 3.7%           Biotechnology - 0.0%                          677   Puleva Biotech SA (b)                               2,420
                                                                  20,062   Zeltia SA (g)                                     140,437
                                                                                                                     ---------------
                                                                                                                             142,857
------------------------------------------------------------------------------------------------------------------------------------

Master Enhanced International Series

Schedule of Investments as of December 31, 2004 (continued)    (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
                                                                  Shares
Country                Industry+                                    Held   Common Stocks                                       Value
------------------------------------------------------------------------------------------------------------------------------------
Spain (concluded)      Commercial Banks - 1.5%                   356,618   Banco Bilbao Vizcaya Argentaria SA        $     6,325,764
                                                                  50,000   Banco Bilbao Vizcaya Argentaria SA (a)            887,000
                                                                  15,804   Banco Popular Espanol SA                        1,041,857
                                                                 774,224   Banco Santander Central Hispano SA              9,608,081
                                                                                                                     ---------------
                                                                                                                          17,862,702
                       -------------------------------------------------------------------------------------------------------------
                       Construction & Engineering - 0.1%          20,811   ACS Actividades de Construccion y
                                                                           Servicios, SA                                     475,227
                                                                  15,695   Acciona SA                                      1,388,806
                                                                   8,535   Fomento de Construcciones y Contratas SA          411,030
                                                                   8,451   Grupo Ferrovial SA                                451,670
                                                                  14,242   Sacyr Vallehermoso SA                             235,205
                                                                                                                     ---------------
                                                                                                                           2,961,938
                       -------------------------------------------------------------------------------------------------------------
                       Diversified Telecommunication              59,921   Telefonica SA (a)(b)                            3,385,536
                       Services - 0.9%                           382,628   Telefonica SA (b)                               7,208,406
                                                                                                                     ---------------
                                                                                                                          10,593,942
                       -------------------------------------------------------------------------------------------------------------
                       Electric Utilities - 0.5%                 107,553   Endesa Sa (g)                                   2,527,649
                                                                  84,185   Iberdrola SA (g)                                2,139,812
                                                                  43,626   Union Fenosa SA (g)                             1,147,428
                                                                                                                     ---------------
                                                                                                                           5,814,889
                       -------------------------------------------------------------------------------------------------------------
                       Gas Utilities - 0.0%                       10,639   Gas Natural SDG SA                                329,134
                       -------------------------------------------------------------------------------------------------------------
                       Hotels, Restaurants & Leisure - 0.0%       11,019   NH Hoteles SA                                     146,181
                       -------------------------------------------------------------------------------------------------------------
                       IT Services - 0.0%                         13,837   Amadeus Global Travel Distribution SA A           142,376
                                                                  19,379   Indra Sistemas SA                                 331,105
                                                                                                                     ---------------
                                                                                                                             473,481
                       -------------------------------------------------------------------------------------------------------------
                       Insurance - 0.0%                            5,938   Corp Mapfre SA                                     87,492
                       -------------------------------------------------------------------------------------------------------------
                       Media - 0.1%                                8,858   Antena 3 de Television SA (b)                     639,938
                                                                       1   Promotora de Informaciones SA                          21
                                                                   5,343   Sogecable SA (b)                                  237,192
                                                                                                                     ---------------
                                                                                                                             877,151
                       -------------------------------------------------------------------------------------------------------------
                       Metals & Mining - 0.1%                     52,185   Acerinox SA (g)                                   837,712
                       -------------------------------------------------------------------------------------------------------------
                       Oil & Gas - 0.3%                          137,263   Repsol YPF SA (g)                               3,574,771
                       -------------------------------------------------------------------------------------------------------------
                       Paper & Forest Products - 0.0%              8,212   Reno de Medici SpA (b)                              8,483
                       -------------------------------------------------------------------------------------------------------------
                       Real Estate - 0.0%                          5,370   Metrovacesa SA                                    249,632
                       -------------------------------------------------------------------------------------------------------------
                       Specialty Retail - 0.1%                    25,132   Inditex SA                                        741,286
                       -------------------------------------------------------------------------------------------------------------
                       Tobacco - 0.1%                             24,796   Altadis SA                                      1,135,823
                       -------------------------------------------------------------------------------------------------------------
                       Transportation Infrastructure - 0.0%       19,364   Abertis Infraestructuras SA                       426,392
                                                                  25,700   Cintra Concesiones de Infraestructuras
                                                                           de Transporte SA (b)                              282,256
                                                                                                                     ---------------
                                                                                                                             708,648
                       -------------------------------------------------------------------------------------------------------------
                       Water Utilities - 0.0%                      7,711   Sociedad General de Aguas de Barcelona
                                                                           SA Class A (g)                                    161,200
                       -------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Spain                   46,707,322
------------------------------------------------------------------------------------------------------------------------------------
Sweden - 2.4%          Airlines - 0.0%                             8,494   SAS AB (b)(g)                                      77,443
                       -------------------------------------------------------------------------------------------------------------
                       Auto Components - 0.1%                     93,970   Trelleborg AB Class B                           1,597,889
                       -------------------------------------------------------------------------------------------------------------
                       Building Products - 0.1%                   65,360   Assa Abloy AB Class B                           1,116,315
                       -------------------------------------------------------------------------------------------------------------
                       Capital Markets - 0.1%                     86,000   D Carnegie AB                                   1,112,950
                       -------------------------------------------------------------------------------------------------------------
                       Commercial Banks - 0.3%                   290,878   Nordea Bank AB                                  2,932,679
                       -------------------------------------------------------------------------------------------------------------
                       Commercial Services & Supplies - 0.1%      45,612   Securitas AB                                      782,461
                       -------------------------------------------------------------------------------------------------------------
                       Communications Equipment - 0.5%         1,938,532   Telefonaktiebolaget LM Ericsson (g)             6,184,260
                       -------------------------------------------------------------------------------------------------------------
                       Construction & Engineering - 0.1%          52,411   Skanska AB Class B                                628,973
                       -------------------------------------------------------------------------------------------------------------
                       Diversified Financial Services - 0.0%       8,344   OMX AB                                            106,726
                       -------------------------------------------------------------------------------------------------------------
                       Diversified Telecommunication              20,520   Tele2 AB Class B (g)                              805,929
                       Services - 0.2%                           201,676   TeliaSonera AB (g)                              1,207,859
                                                                                                                     ---------------
                                                                                                                           2,013,788
                       -------------------------------------------------------------------------------------------------------------
                       Health Care Equipment & Supplies           26,484   Getinge AB Class B                                329,785
                       - 0.0%
                       -------------------------------------------------------------------------------------------------------------
                       Health Care Providers & Services           10,861   Capio AB (b)                                      129,115
                       - 0.2%                                    133,091   Gambro AB (g)                                   1,877,783
                                                                                                                     ---------------
                                                                                                                           2,006,898
                       -------------------------------------------------------------------------------------------------------------
                       Household Durables - 0.1%                  54,331   Electrolux AB Class B                           1,242,711
                       -------------------------------------------------------------------------------------------------------------
                       IT Services - 0.1%                        418,245   WM-data AB Class B                                906,300
                       -------------------------------------------------------------------------------------------------------------
                       Industrial Conglomerates - 0.0%            48,411   ABB Ltd. (b)                                      271,726
                       -------------------------------------------------------------------------------------------------------------
                       Insurance - 0.0%                           57,764   Skandia Forsakrings AB                            287,716
                       -------------------------------------------------------------------------------------------------------------
                       Machinery - 0.1%                              467   Scania AB Class B                                  18,482
                                                                   5,736   Volvo AB Class A                                  218,809
                                                                  30,058   Volvo AB Class B                                1,191,844
                                                                                                                     ---------------
                                                                                                                           1,429,135
                       -------------------------------------------------------------------------------------------------------------
                       Media - 0.0%                               27,971   Eniro AB (g)                                      286,217
                       -------------------------------------------------------------------------------------------------------------
                       Metals & Mining - 0.1%                      4,374   Hoganas AB (g)                                    117,489
                                                                   2,448   Sapa AB                                            69,255
                                                                   8,998   Ssab Svenskt Stal AB Class A                      216,643
                                                                  30,131   Ssab Svenskt Stal AB Class B                      709,589
                                                                                                                     ---------------
                                                                                                                           1,112,976
                       -------------------------------------------------------------------------------------------------------------
                       Oil & Gas - 0.0%                           23,944   Lundin Petroleum AB (b)                           137,278
                       -------------------------------------------------------------------------------------------------------------
                       Paper & Forest Products - 0.1%             92,438   Billerud AB                                     1,648,344
                       -------------------------------------------------------------------------------------------------------------
                       Specialty Retail - 0.2%                    59,591   Hennes & Mauritz AB Class B                     2,075,920
                       -------------------------------------------------------------------------------------------------------------
                       Tobacco - 0.0%                              2,693   Swedish Match AB                                   31,204
                       -------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Sweden                  28,319,694
------------------------------------------------------------------------------------------------------------------------------------
Switzerland - 6.7%     Capital Markets - 1.6%                    160,568   Credit Suisse Group (b)                         6,749,759
                                                                  66,924   UBS AG Registered Shares                        5,611,823
                                                                  74,272   UBS AG Registered Shares (g)                    6,226,964
                                                                                                                     ---------------
                                                                                                                          18,588,546
                       -------------------------------------------------------------------------------------------------------------
                       Chemicals - 0.7%                           29,633   Ciba Specialty Chemicals AG Registered
                                                                           Shares                                          2,254,203
                                                                  91,058   Clariant AG                                     1,469,452
                                                                  32,610   Lonza Group AG Registered Shares                1,835,406
                                                                  19,069   Syngenta AG                                     2,025,798
                                                                                                                     ---------------
                                                                                                                           7,584,859
                       -------------------------------------------------------------------------------------------------------------
                       Commercial Services & Supplies - 0.2%      36,611   Adecco SA Registered Shares                     1,843,268
                       -------------------------------------------------------------------------------------------------------------
                       Computers & Peripherals - 0.1%             11,024   Logitech International SA Registered
                                                                           Shares (b)                                        673,791
                       -------------------------------------------------------------------------------------------------------------
                       Construction Materials - 0.1%              29,875   Holcim Ltd.                                     1,799,699
                       -------------------------------------------------------------------------------------------------------------
                       Electrical Equipment - 0.0%                15,173   ABB Ltd. (b)                                       84,732
                       -------------------------------------------------------------------------------------------------------------
                       Electronic Equipment & Instruments              1   Kudelski SA (b)                                        37
                       - 0.0%
                       -------------------------------------------------------------------------------------------------------------
                       Food Products - 0.9%                       43,504   Nestle SA Registered Shares                    11,381,972
                       -------------------------------------------------------------------------------------------------------------
                       Health Care Equipment & Supplies           12,616   Phonak Holding AG Registered Shares               416,058
                       - 0.0%                                        298   Straumann Holding AG Registered Shares             61,849
                                                                                                                     ---------------
                                                                                                                             477,907
                       -------------------------------------------------------------------------------------------------------------
                       Hotels, Restaurants & Leisure - 0.0%          429   Kuoni Reisen Holding AG Registered
                                                                           Shares                                            188,638
                       -------------------------------------------------------------------------------------------------------------
                       Insurance - 0.7%                           64,172   Swiss Reinsurance Registered Shares             4,576,861
                                                                  21,729   Zurich Financial Services AG                    3,623,092
                                                                                                                     ---------------
                                                                                                                           8,199,953
------------------------------------------------------------------------------------------------------------------------------------

Master Enhanced International Series

Schedule of Investments as of December 31, 2004 (continued)    (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
                                                                  Shares
Country                Industry+                                    Held   Common Stocks                                       Value
------------------------------------------------------------------------------------------------------------------------------------
Switzerland            Pharmaceuticals - 1.9%                    316,438   Novartis AG Registered Shares             $    15,945,737
(concluded)                                                       59,904   Roche Holding AG                                6,895,993
                                                                                                                     ---------------
                                                                                                                          22,841,730
                       -------------------------------------------------------------------------------------------------------------
                       Semiconductors & Semiconductor             10,001   Micronas Semiconductor Holding AG
                       Equipment - 0.2%                                    Registered Shares (b)                             490,331
                                                                  10,551   Unaxis Holding AG                               1,048,512
                                                                                                                     ---------------
                                                                                                                           1,538,843
                       -------------------------------------------------------------------------------------------------------------
                       Specialty Retail - 0.0%                     1,443   Valora Holding AG                                 355,325
                       -------------------------------------------------------------------------------------------------------------
                       Textiles, Apparel & Luxury Goods           84,952   Compagnie Financiere Richemont AG               2,827,749
                       - 0.3%                                     24,716   Swatch Group AG Registered Shares                 734,677
                                                                                                                     ---------------
                                                                                                                           3,562,426
                       -------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Switzerland             79,121,726
------------------------------------------------------------------------------------------------------------------------------------
United Kingdom         Aerospace & Defense - 0.3%                415,637   BAE Systems Plc                                 1,839,349
- 24.2%                                                                1   Meggitt Plc                                             5
                                                                 205,339   Rolls-Royce Group Plc                             973,750
                                                               6,529,780   Rolls-Royce Group Plc Class B                      12,787
                                                                                                                     ---------------
                                                                                                                           2,825,891
                       -------------------------------------------------------------------------------------------------------------
                       Air Freight & Logistics - 0.2%            129,870   Exel Plc                                        1,802,711
                       -------------------------------------------------------------------------------------------------------------
                       Airlines - 0.0%                            70,098   British Airways Plc (b)                           316,266
                       -------------------------------------------------------------------------------------------------------------
                       Auto Components - 0.0%                    103,485   GKN Plc                                           469,881
                       -------------------------------------------------------------------------------------------------------------
                       Beverages - 0.6%                          407,389   Diageo Plc                                      5,811,351
                                                                  95,776   Scottish & Newcastle Plc                          801,259
                                                                                                                     ---------------
                                                                                                                           6,612,610
                       -------------------------------------------------------------------------------------------------------------
                       Building Products - 0.0%                   75,760   Novar Plc                                         273,813
                                                                 135,504   Pilkington Plc                                    286,170
                                                                                                                     ---------------
                                                                                                                             559,983
                       -------------------------------------------------------------------------------------------------------------
                       Capital Markets - 0.2%                    116,328   3i Group Plc                                    1,487,433
                                                                  88,615   Amvescap Plc                                      545,699
                                                                  23,774   Close Brothers Group Plc                          335,253
                                                                  72,268   ICAP Plc                                          377,046
                                                                  20,974   Schroders Plc                                     302,413
                                                                                                                     ---------------
                                                                                                                           3,047,844
                       -------------------------------------------------------------------------------------------------------------
                       Chemicals - 0.2%                           67,718   BOC Group Plc                                   1,291,668
                                                                 132,897   Imperial Chemical Industries Plc                  614,910
                                                                                                                     ---------------
                                                                                                                           1,906,578
                       -------------------------------------------------------------------------------------------------------------
                       Commercial Banks - 5.4%                   852,722   Barclays Plc                                    9,593,655
                                                                 514,200   HBOS Plc                                        8,371,570
                                                               1,466,327   HSBC Holdings Plc                              24,745,641
                                                                 792,253   Lloyds TSB Group Plc                            7,194,556
                                                                 413,590   Royal Bank of Scotland Group Plc               13,911,794
                                                                                                                     ---------------
                                                                                                                          63,817,216
                       -------------------------------------------------------------------------------------------------------------
                       Commercial Services & Supplies - 0.4%      31,747   Aggreko Plc                                       102,398
                                                                  99,200   Brambles Industries Plc                           495,657
                                                                  33,856   Bunzl Plc                                         282,426
                                                                  28,358   Capita Group Plc                                  199,131
                                                                  33,030   De La Rue Plc                                     220,048
                                                                 548,484   Group 4 Securicor Plc (b)                       1,474,249
                                                                 652,751   Hays Plc                                        1,557,123
                                                                       1   Intertek Group Plc                                     14
                                                                 676,697   Rentokil Initial Plc                            1,919,556
                                                                                                                     ---------------
                                                                                                                           6,250,602
                       -------------------------------------------------------------------------------------------------------------
                       Communications Equipment - 0.0%            26,226   Marconi Corp. Plc (b)                             283,226
                       -------------------------------------------------------------------------------------------------------------
                       Construction & Engineering - 0.0%          37,529   Amec Plc                                          214,535
                                                                  57,858   Balfour Beatty Plc                                350,185
                                                                                                                     ---------------
                                                                                                                             564,720
                       -------------------------------------------------------------------------------------------------------------
                       Construction Materials - 0.2%             145,327   Hanson Plc                                      1,247,888
                                                                  36,604   RMC Group Plc                                     596,644
                                                                                                                     ---------------
                                                                                                                           1,844,532
                       -------------------------------------------------------------------------------------------------------------
                       Consumer Finance - 0.0%                    36,272   Provident Financial Plc                           467,972
                       -------------------------------------------------------------------------------------------------------------
                       Distributors - 0.0%                        33,969   Grafton Group Plc                                 367,070
                                                                       1   Inchcape Plc                                           38
                                                                                                                     ---------------
                                                                                                                             367,108
                       -------------------------------------------------------------------------------------------------------------
                       Diversified Telecommunication           1,471,422   BT Group Plc                                    5,734,721
                       Services - 0.6%                           309,964   Cable & Wireless Plc                              709,657
                                                                                                                     ---------------
                                                                                                                           6,444,378
                       -------------------------------------------------------------------------------------------------------------
                       Electric Utilities - 0.3%                 107,006   Scottish & Southern Energy Plc                  1,792,473
                                                                 210,840   Scottish Power Plc                              1,632,324
                                                                  11,600   Scottish Power Plc (a)                            361,456
                                                                                                                     ---------------
                                                                                                                           3,786,253
                       -------------------------------------------------------------------------------------------------------------
                       Electrical Equipment - 0.0%               146,144   Kidde Plc                                         467,169
                       -------------------------------------------------------------------------------------------------------------
                       Electronic Equipment & Instruments          5,717   Electrocomponents Plc                              31,254
                       - 0.0%                                          1   Premier Farnell Plc                                     3
                                                                                                                     ---------------
                                                                                                                              31,257
                       -------------------------------------------------------------------------------------------------------------
                       Food & Staples Retailing - 0.6%            88,087   Boots Group Plc                                 1,108,571
                                                                 486,568   J Sainsbury Plc                                 2,526,910
                                                                 548,554   Tesco Plc                                       3,388,574
                                                                                                                     ---------------
                                                                                                                           7,024,055
                       -------------------------------------------------------------------------------------------------------------
                       Food Products - 0.5%                      280,757   Cadbury Schweppes Plc                           2,614,275
                                                                 413,281   Unilever Plc                                    4,058,542
                                                                                                                     ---------------
                                                                                                                           6,672,817
                       -------------------------------------------------------------------------------------------------------------
                       Gas Utilities - 0.2%                      413,604   Centrica Plc                                    1,876,012
                       -------------------------------------------------------------------------------------------------------------
                       Health Care Equipment & Supplies           25,106   SSL International Plc                             151,833
                       - 0.1%                                    107,135   Smith & Nephew Plc                              1,096,321
                                                                                                                     ---------------
                                                                                                                           1,248,154
                       -------------------------------------------------------------------------------------------------------------
                       Health Care Providers & Services           89,598   Alliance Unichem Plc                            1,297,886
                       - 0.1%
                       -------------------------------------------------------------------------------------------------------------
                       Hotels, Restaurants & Leisure - 0.8%       20,799   Carnival Plc                                    1,269,040
                                                                 605,409   Compass Group Plc                               2,862,227
                                                                  16,879   Enterprise Inns Plc                               257,628
                                                                 296,681   Hilton Group Plc                                1,620,507
                                                                  60,640   Intercontinental Hotels Group Plc                 753,840
                                                                  71,371   Mitchells & Butlers Plc                           465,886
                                                                       1   Punch Taverns Plc                                      13
                                                                  18,619   Rank Group Plc                                     94,371
                                                                 128,736   Whitbread Plc                                   2,092,213
                                                                  58,516   William Hill Plc                                  633,626
                                                                                                                     ---------------
                                                                                                                          10,049,351
                       -------------------------------------------------------------------------------------------------------------
                       Household Durables - 0.1%                  40,721   Barratt Developments  Plc                         464,782
                                                                  15,702   Bellway Plc                                       245,692

Master Enhanced International Series

Schedule of Investments as of December 31, 2004 (continued)    (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
                                                                  Shares
Country                Industry+                                    Held   Common Stocks                                       Value
------------------------------------------------------------------------------------------------------------------------------------
United Kingdom         Household Durables (concluded)             43,904   Persimmon Plc                             $       582,453
(concluded)                                                       85,238   Taylor Woodrow Plc                                445,124
                                                                  51,420   Wimpey George Plc                                 399,328
                                                                                                                     ---------------
                                                                                                                           2,137,379
                       -------------------------------------------------------------------------------------------------------------
                       IT Services - 0.0%                         99,443   LogicaCMG Plc                                     368,000
                       -------------------------------------------------------------------------------------------------------------
                       Industrial Conglomerates - 0.2%                 1   Cookson Group Plc (b)                                   1
                                                                  44,393   Smiths Group Plc                                  700,592
                                                                 102,100   Tomkins Plc                                       498,386
                                                                                                                     ---------------
                                                                                                                           1,198,979
                       -------------------------------------------------------------------------------------------------------------
                       Insurance - 1.0%                          284,313   Aviva Plc                                       3,427,957
                                                                 751,102   Friends Provident Plc                           2,220,745
                                                                 643,796   Legal & General Group Plc                       1,359,628
                                                                 458,066   Prudential Plc                                  3,983,871
                                                                 381,840   Royal & Sun Alliance Insurance Group              568,149
                                                                                                                     ---------------
                                                                                                                          11,560,350
                       -------------------------------------------------------------------------------------------------------------
                       Internet & Catalog Retail - 0.2%          107,211   GUS Plc                                         1,931,758
                       -------------------------------------------------------------------------------------------------------------
                       Internet Software & Services - 0.0%         1,734   Iona Technologies Plc (a)(b)                        8,757
                       -------------------------------------------------------------------------------------------------------------
                       Machinery - 0.1%                          472,128   FKI Plc                                         1,056,002
                                                                  61,674   IMI Plc                                           466,232
                                                                                                                     ---------------
                                                                                                                           1,522,234
                       -------------------------------------------------------------------------------------------------------------
                       Media - 1.0%                              139,393   Aegis Group Plc                                   289,031
                                                                 125,441   British Sky Broadcasting Plc                    1,353,489
                                                                  38,902   Daily Mail & General Trust                        554,185
                                                                 105,866   EMI Group Plc                                     538,619
                                                                  24,691   Emap Plc                                          386,582
                                                                 638,893   ITV Plc                                         1,291,009
                                                                 117,084   Pearson Plc                                     1,412,804
                                                                 176,820   Reed Elsevier Plc                               1,631,187
                                                                 315,630   Reuters Group Plc                               2,287,569
                                                                  19,413   Trinity Mirror Plc                                237,044
                                                                  47,288   United Business Media Plc                         435,784
                                                                 144,180   WPP Group Plc                                   1,586,129
                                                                  83,100   Yell Group Plc                                    701,993
                                                                                                                     ---------------
                                                                                                                          12,705,425
                       -------------------------------------------------------------------------------------------------------------
                       Metals & Mining - 0.4%                     52,166   BHP Billiton Plc                                  611,438
                                                                 515,340   Corus Group Plc (b)                               499,648
                                                                 135,973   Rio Tinto Plc Registered Shares                 4,001,970
                                                                                                                     ---------------
                                                                                                                           5,113,056
                       -------------------------------------------------------------------------------------------------------------
                       Multi-Utilities & Unregulated Power       560,511   International Power Plc (b)                     1,662,615
                       - 0.2%                                     55,703   United Utilities Plc                              673,749
                                                                  47,610   United Utilities Plc Class A                      409,044
                                                                                                                     ---------------
                                                                                                                           2,745,408
                       -------------------------------------------------------------------------------------------------------------
                       Multiline Retail - 0.3%                   423,806   Marks & Spencer Group Plc                       2,790,874
                                                                  32,761   Next Plc                                        1,037,815
                                                                                                                     ---------------
                                                                                                                           3,828,689
                       -------------------------------------------------------------------------------------------------------------
                       Oil & Gas - 3.6%                          534,625   BG Group Plc                                    3,633,553
                                                               2,692,203   BP Plc                                         27,975,535
                                                               1,274,146   Shell Transport & Trading Co. Plc              10,861,284
                                                                                                                     ---------------
                                                                                                                          42,470,372
                       -------------------------------------------------------------------------------------------------------------
                       Pharmaceuticals - 2.3%                    231,162   AstraZeneca Plc                                 8,383,539
                                                                 797,983   GlaxoSmithKline Plc                            18,721,638
                                                                                                                     ---------------
                                                                                                                          27,105,177
                       -------------------------------------------------------------------------------------------------------------
                       Real Estate - 0.6%                         96,552   British Land Co. Plc                            1,660,918
                                                                  40,023   Hammerson Plc                                     667,357
                                                                 120,721   Land Securities Group Plc                       3,244,814
                                                                  62,356   Slough Estates Plc                                658,446
                                                                                                                     ---------------
                                                                                                                           6,231,535
                       -------------------------------------------------------------------------------------------------------------
                       Road & Rail - 0.1%                         29,150   Arriva Plc                                        302,212
                                                                       1   National Express Group Plc                             16
                                                                 541,665   Stagecoach Group Plc                            1,182,936
                                                                                                                     ---------------
                                                                                                                           1,485,164
                       -------------------------------------------------------------------------------------------------------------
                       Semiconductors & Semiconductor            576,121   ARM Holdings Plc                                1,222,236
                       Equipment - 0.1%
                       -------------------------------------------------------------------------------------------------------------
                       Software - 0.1%                           292,407   Misys Plc                                       1,174,714
                                                                  52,568   Sage Group Plc                                    204,122
                                                                                                                     ---------------
                                                                                                                           1,378,836
                       -------------------------------------------------------------------------------------------------------------
                       Specialty Retail - 0.4%                   586,217   Dixons Group Plc                                1,710,728
                                                                  54,153   HMV Group Plc                                     270,318
                                                                  10,896   Kesa Electricals Plc                               59,097
                                                                 241,162   Kingfisher Plc                                  1,434,165
                                                                  76,075   MFI Furniture Plc                                 181,110
                                                                 778,002   Signet Group Plc                                1,643,056
                                                                                                                     ---------------
                                                                                                                           5,298,474
                       -------------------------------------------------------------------------------------------------------------
                       Tobacco - 0.2%                            136,897   British American Tobacco Plc                    2,358,888
                       -------------------------------------------------------------------------------------------------------------
                       Trading Companies & Distributors           79,273   Wolseley Plc                                    1,481,632
                       - 0.1%
                       -------------------------------------------------------------------------------------------------------------
                       Transportation Infrastructure - 0.3%       46,421   Associated British Ports Holdings Plc             423,338
                                                                 281,467   BAA Plc                                         3,155,872
                                                                  77,472   BBA Group Plc                                     425,021
                                                                 105,251   The Peninsular and Oriental Steam
                                                                           Navigation Co.                                    601,163
                                                                                                                     ---------------
                                                                                                                           4,605,394
                       -------------------------------------------------------------------------------------------------------------
                       Water Utilities - 0.2%                     55,690   Kelda Group Plc                                   676,265
                                                                  69,975   Severn Trent Plc                                1,299,117
                                                                                                                     ---------------
                                                                                                                           1,975,382
                       -------------------------------------------------------------------------------------------------------------
                       Wireless Telecommunication Services     8,776,349   odafone Group Plc                              23,800,240
                       - 2.0%                                     12,315   Vodafone Group Plc (a)(g)                         337,185
                                                                                                                     ---------------
                                                                                                                          24,137,425
                       -------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in the United
                                                                           Kingdom                                       292,905,022
                       -------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Western Europe         818,794,852
                       -------------------------------------------------------------------------------------------------------------
                                                                           Total Investments in Common Stocks
                                                                           (Cost - $871,229,149) - 96.9%               1,160,802,314
                       -------------------------------------------------------------------------------------------------------------

                                                                           Preferred Stocks
------------------------------------------------------------------------------------------------------------------------------------
Pacific Basin/Asia - 0.2%
------------------------------------------------------------------------------------------------------------------------------------
Australia - 0.2%       Commercial Banks - 0.2%                    50,000   National Australia Bank Ltd.
                                                                           (Convertible)                                   1,897,000
                       -------------------------------------------------------------------------------------------------------------
                                                                           Total Preferred Stocks in Australia             1,897,000
------------------------------------------------------------------------------------------------------------------------------------
New Zealand - 0.0%     Paper & Forest Products - 0.0%              4,785   Tenon Ltd. (Convertible) (b)                        7,535
                       -------------------------------------------------------------------------------------------------------------
                                                                           Total Preferred Stocks in New Zealand               7,535
------------------------------------------------------------------------------------------------------------------------------------
                                                                           Total Preferred Stocks in the Pacific
                                                                           Basin/Asia                                      1,904,535
------------------------------------------------------------------------------------------------------------------------------------

Master Enhanced International Series

Schedule of Investments as of December 31, 2004 (continued)    (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
                                                                  Shares
Country                Industry+                                    Held   Preferred Stocks                                    Value
------------------------------------------------------------------------------------------------------------------------------------
Western Europe - 0.3%
------------------------------------------------------------------------------------------------------------------------------------
Germany - 0.3%         Automobiles - 0.1%                         25,512   Volkswagen AG                             $       846,470
                       -------------------------------------------------------------------------------------------------------------
                       Chemicals - 0.0%                            4,440   Henkel KGaA                                       386,244
                       -------------------------------------------------------------------------------------------------------------
                       Health Care Providers & Services            4,458   Fresenius Medical Care AG                         258,439
                       - 0.0%
                       -------------------------------------------------------------------------------------------------------------
                       Media - 0.0%                               14,013   ProSieben SAT.1 Media AG                          257,137
                       -------------------------------------------------------------------------------------------------------------
                       Multi-Utilities & Unregulated Power        38,125   RWE AG                                          1,772,810
                       - 0.2%
                       -------------------------------------------------------------------------------------------------------------
                                                                           Total Preferred Stocks in Western Europe        3,521,100
                       -------------------------------------------------------------------------------------------------------------
                                                                           Total Investments in Preferred Stocks
                                                                           (Cost - $4,261,141) - 0.5%                      5,425,635
                       -------------------------------------------------------------------------------------------------------------

                                                                           Warrants (c)
------------------------------------------------------------------------------------------------------------------------------------
Pacific Basin/Asia - 0.0%
------------------------------------------------------------------------------------------------------------------------------------
Hong Kong - 0.0%       Electronic Equipment & Instruments          5,600   Kingboard Chemicals Hldg                            2,972
                       - 0.0%
                       -------------------------------------------------------------------------------------------------------------
                                                                           Total Warrants in Hong Kong                         2,972
------------------------------------------------------------------------------------------------------------------------------------
Singapore - 0.0%       Real Estate - 0.0%                          7,100   City Developments Limited                          19,833
                       -------------------------------------------------------------------------------------------------------------
                                                                           Total Warrants in Singapore                        19,833
------------------------------------------------------------------------------------------------------------------------------------
                                                                           Total Warrants in the Pacific Basin/Asia           22,805
------------------------------------------------------------------------------------------------------------------------------------
Western Europe - 0.0%
------------------------------------------------------------------------------------------------------------------------------------
France - 0.0%          Food & Staples Retailing - 0.0%               383   Casino Guichard-Perrach SA                             57
                       -------------------------------------------------------------------------------------------------------------
                                                                           Total Warrants in Western Europe                       57
                       -------------------------------------------------------------------------------------------------------------
                                                                           Total Investments in Warrants
                                                                           (Cost - $15,571) - 0.0%                            22,862
                       -------------------------------------------------------------------------------------------------------------

                                                                           Rights (d)
------------------------------------------------------------------------------------------------------------------------------------
Western Europe - 0.0%
------------------------------------------------------------------------------------------------------------------------------------
Ireland - 0.0%         Household Durables - 0.0%                 106,764   Waterford Wedgewood                                 1,154
                       -------------------------------------------------------------------------------------------------------------
                                                                           Total Investments in Rights
                                                                           (Cost - $2,719) - 0.0%                              1,154
                       -------------------------------------------------------------------------------------------------------------

                                             Currency        Face
                                         Denomination      Amount   Fixed Income Securities                                    Value
------------------------------------------------------------------------------------------------------------------------------------
Pacific Basin/Asia - 0.9%
------------------------------------------------------------------------------------------------------------------------------------
Japan - 0.9%           Chemicals - 0.1%           JPY  34,000,000   Shin-Etsu Chemical Co. Ltd. Series 6,
                                                                    0.40% due 9/30/2005                                      720,589
                       -------------------------------------------------------------------------------------------------------------
                       Commercial Banks - 0.5%         25,000,000   The Bank of Fukuoka Ltd. Series 2, 1.10% due
                                                                    9/28/2007                                                349,686
                                                      231,000,000   SMFG Finance Ltd., 2.25% due 7/11/2005
                                                                    Regulation S (b)                                       5,184,932
                                                                                                                     ---------------
                                                                                                                           5,534,618
                       -------------------------------------------------------------------------------------------------------------
                       Gas Utilities - 0.1%            55,000,000   Tokyo Gas Co. Ltd. Series 5, 1.20%
                                                                    due 3/31/2009                                            679,356
                       -------------------------------------------------------------------------------------------------------------
                       Office Electronics - 0.0%        5,000,000   Canon, Inc. Series 3,  1.30% due 12/19/2008              178,688
                       -------------------------------------------------------------------------------------------------------------
                       Real Estate - 0.1%              90,000,000   Mitsubishi Estate Co. Ltd., .936%
                                                                    due 9/30/2006 (f)                                        982,796
                       -------------------------------------------------------------------------------------------------------------
                       Trading Companies &             75,000,000   Mitsubishi Corp., 0% due 6/17/2011 (f)                   888,250
                       Distributors - 0.1%             70,000,000   Mitsui & Co. Ltd. Series 6, 1.05%
                                                                    due 9/30/2009                                            827,312
                                                                                                                     ---------------
                                                                                                                           1,715,562
                       -------------------------------------------------------------------------------------------------------------
                       Transportation                  39,000,000   Yamato Transport Yamtra Series 7, 1.20%
                       Infrastructure - 0.0%                        due 9/30/2009                                            504,036
                       -------------------------------------------------------------------------------------------------------------
                                                                    Total Fixed Income Securities in the Pacific
                                                                    Basin/Asia                                            10,315,645
------------------------------------------------------------------------------------------------------------------------------------
Western Europe - 0.3%
------------------------------------------------------------------------------------------------------------------------------------
France - 0.2%          Communications Equipment   EUR   1,310,580   Alcatel SA, 4.75% due 1/01/2011                        2,129,319
                       - 0.2%
                       -------------------------------------------------------------------------------------------------------------
                                                                    Total Fixed Income Securities in France                2,129,319
------------------------------------------------------------------------------------------------------------------------------------
Netherlands - 0.0%     Semiconductors &                   250,000   Infineon Technologies Holding BV, 5%
                       Semiconductor Equipment                      due 6/05/2010                                            382,844
                       - 0.0%
                       -------------------------------------------------------------------------------------------------------------
                                                                    Total Fixed Income Securities in the
                                                                    Netherlands                                              382,844
------------------------------------------------------------------------------------------------------------------------------------
Switzerland - 0.1%     Commercial Services &      CHF   1,450,000   ABB International Finance Ltd., 3.50%
                       Supplies - 0.1%                              due 9/10/2010                                          1,391,214
                       -------------------------------------------------------------------------------------------------------------
                       Machinery - 0.0%                     7,500   Georg Fischer AG,  1.50% due 1/31/2005                     6,592
                       -------------------------------------------------------------------------------------------------------------
                                                                    Total Fixed Income Securities in Switzerland           1,397,806
                       -------------------------------------------------------------------------------------------------------------
                                                                    Total Fixed Income Securities in Western Europe        3,909,969
                       -------------------------------------------------------------------------------------------------------------
                                                                    Total Invesments in Fixed Income Securities
                                                                    (Cost - $10,030,191) - 1.2%                           14,225,614
                       -------------------------------------------------------------------------------------------------------------

                                                       Beneficial
                                                         Interest   Short-Term Securities
                       -------------------------------------------------------------------------------------------------------------
                                                  US$   3,856,779   Merrill Lynch Liquidity Series, LLC Cash Sweep
                                                                    Series I (e)                                           3,856,779
                       -------------------------------------------------------------------------------------------------------------
                                                                    Total Investments in Short-Term Securities
                                                                    (Cost - $3,856,779) - 0.3%                             3,856,779
                       -------------------------------------------------------------------------------------------------------------
                                                                    Total Investments
                                                                    (Cost - $889,395,550*) - 98.9%                     1,184,334,358

                                                                    Other Assets Less Liabilities - 1.1%                  13,354,053
                                                                                                                     ---------------
                                                                    Net Assets - 100.0%                              $ 1,197,688,411
                                                                                                                     ===============
------------------------------------------------------------------------------------------------------------------------------------

(a)   Depositary Receipts.
(b)   Non-income producing security.
(c) Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date. adjustment under certain conditions until the expiration date.
(d)   The rights may be exercised until 1/07/2005.
(e) Investments in companies considered to be an affiliate of the Series (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

      -------------------------------------------------------------------------------------------
      Affiliate                                                 Net Activity      Interest Income
      -------------------------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC Cash Sweep Series I    $(1,818,551)         $    87,635
      -------------------------------------------------------------------------------------------

(f) Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time purchase by the Series.
(g)   Security, or a portion of security, is on loan.
+ For Series compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series' management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease. combine such industry sub-classifications for reporting ease. These industry classifications are unaudited.
* The cost and unrealized appreciation/depreciation of investments as of December 31, 2004, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 918,838,016
                                                                  =============
      Gross unrealized appreciation                               $ 272,442,808
      Gross unrealized depreciation                                  (6,946,466)
                                                                  -------------
      Net unrealized appreciation                                 $ 265,496,342
                                                                  =============

Master Enhanced International Series

Schedule of Investments as of December 31, 2004 (concluded)    (in U.S. dollars)

      Financial futures contracts purchased as of December 31, 2004 were as follows:

      ---------------------------------------------------------------------------------------------------------
                                                                                                     Unrealized
      Number of                                                 Expiration          Face          Appreciation/
      Contracts               Issue              Exchange       Date               Value           Depreciation
      ---------------------------------------------------------------------------------------------------------
         49      CAC40 10 Euro Future            Matif (Par)    January 2005      $ 2,544,668       $    (3,089)
         24      DJ Euro Stoxx 50                Eurex          March 2005        $   953,877             7,819
         14      DAX Index 25 Euro Future        DTB            March 2005        $ 2,019,356            12,994
         16      FTSE 100 Index Future           LIFFE          March 2005        $ 1,446,406            27,311
         6       Hang Seng Index Future          Hong Kong      January 2005      $   548,798               123
         8       IBEX 35 Plus Index Future       Spanish Op     January 2005      $   966,085            17,631
         15      OMX Stock Index Future          OMX            January 2005      $   166,035             1,816
         11      SPI 200 Index Future            Sidney         March 2005        $ 2,283,767            22,615
         85      TOPIX Index Future              Tokyo          March 2005        $ 9,034,824           483,816
      ---------------------------------------------------------------------------------------------------------
      Total Unrealized Appreciation-Net                                                             $   571,036
                                                                                                    ===========

      Forward foreign exchange contracts as of December 31, 2004 were as follows:

      --------------------------------------------------------------------------
                                                                     Unrealized
      Foreign Currency        Settlement                          Appreciation/
      Purchased               Date                                 Depreciation
      --------------------------------------------------------------------------
      A$ 360,000              January 2005                             $    915
      EUR 1,175,000           January 2005                               20,649
      GBP 970,000             January 2005                               (3,037)
      SEK 3,275,000           January 2005                                7,368
      --------------------------------------------------------------------------
      Total Unrealized Appreciation on Forward Foreign
      Exchange Contracts-Net (US$ Commitment - $4,207,691)             $ 25,895
                                                                       ========
      --------------------------------------------------------------------------

      See Notes to Financial Statements.

                                                                         Percent of
      Geographic Allocation as of December 31, 2004 (unaudited)   Total Investments
      -----------------------------------------------------------------------------
      United Kingdom ....................................                      24.6%
      Japan .............................................                      21.6
      France ............................................                       9.3
      Germany ...........................................                       7.0
      Switzerland .......................................                       6.8
      Australia .........................................                       5.4
      Netherlands .......................................                       4.9
      Italy .............................................                       4.1
      Spain .............................................                       3.9
      Sweden ............................................                       2.4
      Hong Kong .........................................                       1.6
      Finland ...........................................                       1.5
      Belgium ...........................................                       1.3
      Ireland ...........................................                       0.9
      Singapore .........................................                       0.8
      Denmark ...........................................                       0.7
      Greece ............................................                       0.6
      Norway ............................................                       0.6
      Portugal ..........................................                       0.5
      Austria ...........................................                       0.4
      South Africa ......................................                       0.4
      New Zealand .......................................                       0.3
      United States .....................................                       0.3
      Luxembourg ........................................                       0.1

                                            Master Enhanced International Series

STATEMENT OF ASSETS AND LIABILITIES

                      As of December 31, 2004
=========================================================================================================================
Assets:               Investments in unaffiliated securities, at value (including securities loaned of $88,636,737) (identified
                      cost - $885,538,771) .......................................                        $ 1,180,477,579
                      Investments in affiliated securities, at value (identified
                      cost - $3,856,779) .........................................                              3,856,779
                      Cash held as collateral for securities loaned, at value ....                             93,019,484
                      Unrealized appreciation on forward foreign exchange
                      contracts ..................................................                                 28,932
                      Foreign cash (cost - $7,388,333) ...........................                              7,415,411
                      Receivables:
                            Dividends ............................................    $     2,812,228
                            Variation margin .....................................          2,456,090
                            Securities sold ......................................            541,540
                            Forward foreign exchange contracts ...................             73,898
                            Interest (including $6,989 from affiliates) ..........             66,182
                            Contributions ........................................             31,892           5,981,830
                                                                                      ---------------
                      Prepaid expenses and other assets ..........................                                103,917
                                                                                                          ---------------
                      Total assets ...............................................                          1,290,883,932
                                                                                                          ---------------
=========================================================================================================================
Liabilities:          Collateral on securities loaned, at value ..................                             93,019,484
                      Unrealized depreciation on forward foreign exchange
                      contracts ..................................................                                  3,037
                      Payables:
                            Forward foreign exchange contracts ...................             16,175
                            Investment adviser ...................................             11,241
                            Securities purchased .................................              8,081
                            Other affiliates .....................................              5,538
                            Withdrawals ..........................................              1,870              42,905
                                                                                      ---------------
                      Accrued expenses and other liabilities .....................                                130,095
                                                                                                          ---------------
                      Total liabilities ..........................................                             93,195,521
                                                                                                          ---------------
=========================================================================================================================
Net Assets:           Net assets .................................................                        $ 1,197,688,411
                                                                                                          ===============
=========================================================================================================================
Net Assets            Investors' capital .........................................                        $   901,798,929
Consist of:           Unrealized appreciation-net ................................                            295,889,482
                                                                                                          ---------------
                      Net Assets .................................................                        $ 1,197,688,411
                                                                                                          ===============
=========================================================================================================================

      See Notes to Financial Statements.

                                            Master Enhanced International Series

STATEMENT OF OPERATIONS

                      For the Year Ended December 31, 2004
=========================================================================================================================
Investment            Dividends (net of $2,780,488 foreign withholding tax) ......                        $    26,097,951
Income:               Securities lending .........................................                                625,388
                      Interest (including $87,635 from affiliates and net of
                      $1,177 foreign withholding tax) ............................                                147,516
                                                                                                          ---------------
                      Total income ...............................................                             26,870,855
                                                                                                          ---------------
=========================================================================================================================
Expenses:             Custodian fees .............................................    $       331,189
                      Accounting services ........................................            156,736
                      Investment advisory fees ...................................            109,176
                      Professional fees ..........................................             79,573
                      Pricing fees ...............................................             59,498
                      Trustees' fees and expenses ................................             10,758
                      Printing and shareholder reports ...........................              6,625
                      Other ......................................................             34,984
                                                                                      ---------------
                      Total expenses .............................................                                788,539
                                                                                                          ---------------
                      Investment income-net ......................................                             26,082,316
                                                                                                          ---------------
=========================================================================================================================
Realized &            Realized gain on:
Unrealized               Investments-net .........................................         92,477,386
Gain (Loss)-Net:         Futures contracts-net ...................................          1,761,924
                         Foreign currency transactions-net .......................          1,785,048          96,024,358
                                                                                      ---------------
                      Change in unrealized appreciation/depreciation on:
                         Investments-net .........................................         88,664,561
                         Futures contracts-net ...................................           (183,984)
                         Foreign currency transactions-net .......................           (945,451)         87,535,126
                                                                                      ---------------     ---------------
                      Total realized and unrealized gain-net .....................                            183,559,484
                                                                                                          ---------------
                      Net Increase in Net Assets Resulting from Operations .......                        $   209,641,800
                                                                                                          ===============
=========================================================================================================================

      See Notes to Financial Statements.

                                            Master Enhanced International Series

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                        For the Year Ended December 31,
                                                                                      -----------------------------------
                      Increase (Decrease) in Net Assets:                                     2004                2003
=========================================================================================================================
Operations:           Investment income-net ......................................    $    26,082,316     $    24,691,930
                      Realized gain-net ..........................................         96,024,358          32,291,221
                      Change in unrealized appreciation/depreciation-net .........         87,535,126         269,904,769
                                                                                      ---------------     ---------------
                      Net increase in net assets resulting from operations .......        209,641,800         326,887,920
                                                                                      ---------------     ---------------
=========================================================================================================================
Capital               Proceeds from contributions ................................         28,662,540          14,034,902
Transactions:         Fair value of withdrawals ..................................       (106,437,789)       (191,796,283)
                                                                                      ---------------     ---------------
                      Net decrease in net assets derived from capital transactions        (77,775,249)       (177,761,381)
                                                                                      ---------------     ---------------
=========================================================================================================================
Net Assets:           Total increase in net assets ...............................        131,866,551         149,126,539
                      Beginning of year ..........................................      1,065,821,860         916,695,321
                                                                                      ---------------     ---------------
                      End of year ................................................    $ 1,197,688,411     $ 1,065,821,860
                                                                                      ===============     ===============
=========================================================================================================================

      See Notes to Financial Statements.

                                            Master Enhanced International Series

FINANCIAL HIGHLIGHTS

=================================================================================================================================
                   The following ratios have                                     For the Year Ended December 31,
                   been derived from information provided    --------------------------------------------------------------------
                   in the financial statements.                  2004           2003           2002          2001          2000
=================================================================================================================================
Total Investment   Total investment return ..............         20.79%         38.45%        (15.27%)      (21.10%)          --
Return:*                                                     ==========     ==========     ==========    ==========    ==========
=================================================================================================================================
Ratios to          Expenses, net of reimbursement and
Average Net        excluding swap payment ...............           .07%           .09%           .06%          .06%          .07%
Assets:                                                      ==========     ==========     ==========    ==========    ==========
                   Expenses, net of reimbursement .......           .07%           .09%           .10%          .06%          .09%
                                                             ==========     ==========     ==========    ==========    ==========
                   Expenses .............................           .07%           .09%           .14%          .08%          .11%
                                                             ==========     ==========     ==========    ==========    ==========
                   Investment income-net ................          2.38%          2.55%          2.25%         1.80%         1.78%
                                                             ==========     ==========     ==========    ==========    ==========
=================================================================================================================================
Supplemental       Net assets, end of year (in thousands)    $1,197,688     $1,065,822     $  916,695    $  420,499    $  585,870
Data:                                                        ==========     ==========     ==========    ==========    ==========
                   Portfolio turnover ...................         91.22%         91.04%        101.13%        83.89%        71.77%
                                                             ==========     ==========     ==========    ==========    ==========
=================================================================================================================================

* Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

      See Notes to Financial Statements.

Master Enhanced International Series

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Master Enhanced International Series (the "Series") is part of Quantitative Master Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Series, subject to certain limitations. The Series' financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments - Equity securities that are held by the Series that are traded on stock exchanges or the Nasdaq National Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available ask price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Trustees of the Trust. Long positions traded in the over-the-counter ("OTC") market, Nasdaq Small Cap or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Trustees of the Trust. Short positions traded in the OTC market are valued at the last available ask price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last ask price. Options purchased are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Swap agreements are valued daily based upon quotations from market makers. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the Investment Adviser believes that this method no longer produces fair valuations.

Repurchase agreements are valued at cost plus accrued interest. The Series employs pricing services to provide certain securities prices for the Series. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by the pricing services retained by the Trust, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trust's Board of Trustees. Such valuations and procedures will be reviewed periodically by the Board of Trustees of the Trust.

Generally, trading in foreign securities, as well as U.S. government securities and money market instruments, is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net assets of the Series are determined as of such times. Foreign currency exchange rates also are generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Series' net assets. If events (for example, a company announcement, market volatility or a natural disaster)

Master Enhanced International Series
occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Trust's Board of Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trust's Board of Trustees.

(b) Derivative financial instruments - The Series may engage in various portfolio investment strategies to provide liquidity or as a proxy for a direct investment in securities underlying the Series' Index. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts - The Series may purchase or sell financial futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Swaps - The Series may enter into swap agreements, which are over-the-counter contracts in which the Series and a counterparty agree to make periodic net payments on a specified notional amount. The net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate; the change in market value of a specified security, basket of securities, or index; or the return generated by a security.

o Options - The Series may purchase and write covered call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

o Forward foreign exchange contracts - The Series may enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. The contract is marked-to-market daily and the change in market value is recorded by the Series as an unrealized gain or loss. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

o Foreign currency options and futures - The Series may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-U.S. dollar-denominated securities owned by the Series, sold by the Series but not yet delivered, or committed or anticipated to be purchased by the Series.

Master Enhanced International Series

(c) Foreign currency transactions - Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into U.S. dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(d) Income taxes - The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Series' assets will be managed so an investor in the Series can satisfy the requirements of subchapter M of the Internal Revenue Code.

(e) Security transactions and investment income - Security transactions are recorded on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Series has determined the ex-dividend date. Interest income is recognized on the accrual basis.

(f) Securities lending - The Series may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. Where the Series receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Series typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Series receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Series may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .01% of the Series' average daily net assets.

For the year ended December 31, 2004, the Series reimbursed FAM $22,350 for certain accounting services.

Certain officers and/or trustees of the Series are officers and/or directors of FAM, PSI and/or ML & Co.

Master Enhanced International Series

NOTES TO FINANCIAL STATEMENTS (concluded)

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 2004 were $966,275,178 and $1,005,484,867, respectively.

4. Commitments:

At December 31, 2004, the Series had entered into foreign exchange contracts, in addition to the contracts listed on the Schedule of Investments, under which it agreed to purchase and sell foreign currency with approximate values of $293,000 and $195,000, respectively.

5. Short-Term Borrowings:

The Trust, on behalf of the Series, along with certain other funds managed by FAM and its affiliates, is a party to a $500,000,000 credit agreement with a group of lenders. The Series may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Series pays a commitment fee of .07% per annum based on the Series' pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each Fund's election, the federal funds rate plus .50% or a base rate as defined in the credit agreement. The Series did not borrow under the credit agreement during the year ended December 31, 2004. On November 26, 2004, the credit agreement was renewed for one year under substantially the same terms.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Investors and Board of Trustees of Quantitative Master Series Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Enhanced International Series, one of the portfolios constituting the Quantitative Master Series Trust (the "Trust"), as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the respective periods then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master Enhanced International Series of the Quantitative Master Series Trust as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the respective periods then ended, in conformity with U.S. generally accepted accounting principles.


Deloitte & Touche LLP
Princeton, New Jersey
February 25, 2005

Officers and Trustees

                                                                                                          Number of
                                                                                                         Portfolios
                                                                                                           in Fund     Other Public
                            Position(s)   Length                                                           Complex     Directorships
                             Held with   of Time      Principal Occupation(s) During Past                Overseen by      Held by
    Name     Address & Age     Trust      Served                   5 Years                                 Trustee        Trustee
====================================================================================================================================
Interested Trustee
====================================================================================================================================
Terry K.    P.O. Box 9011  President    2000 to  President and Chairman of the                         124 Funds       None
Glenn*      Princeton, NJ  and Trustee  present  Merrill Lynch Investment Managers,                    163 Portfolios
            08543-9011                           L.P. ("MLIM")/Fund Asset
            Age: 64                              Management, L.P. ("FAM")-advised
                                                 funds since 1999; Chairman
                                                 (Americas Region) of MLIM from
                                                 2000 to 2002; Executive Vice
                                                 President of MLIM and FAM (which
                                                 terms as used herein include their
                                                 corporate predecessors) from 1983
                                                 to 2002; President of FAM
                                                 Distributors, Inc. ("FAMD") from
                                                 1986 to 2002 and Director thereof
                                                 from 1991 to 2002; Executive Vice
                                                 President and Director of
                                                 Princeton Services, Inc.
                                                 ("Princeton Services") from 1993
                                                 to 2002; President of Princeton
                                                 Administrators, L.P. from 1989 to
                                                 2002; Director of Financial Data
                                                 Services, Inc. since 1985.

            * Mr. Glenn is a director, trustee or member of an advisory board of certain other investment companies for which MLIM or FAM acts as investment adviser. Mr. Glenn is an "interested person" as described in the Investment Company Act, of the Trust based on his present and former positions with MLIM, FAM, FAMD, Princeton Services and Princeton
            Administrators, L.P. The Trustee's term is unlimited. Trustees serve until their resignation, removal or death, or until
            December 31 of the year in which they turn 72. As Trust President, Mr. Glenn serves at the pleasure of the Board of
            Trustees.

====================================================================================================================================
Independent Trustees*
====================================================================================================================================
Donald W.   P.O. Box 9095  Trustee      2002 to  General Partner of The Burton                         23 Funds        ITC Delta-
Burton      Princeton, NJ               present  Partnership, Limited partnership                      42 Portfolios   Com, Inc.,
            08543-9095                           (an Investment Partnership) since                                     Knology,
            Age: 60                              1979; Managing General Partner of                                     Inc.,
                                                 The South Atlantic Venture Funds,                                     Symbion,
                                                 since 1983; Member of the                                             Inc.
                                                 Investment Advisory Committee of
                                                 the Florida State Board of
                                                 Administration since 2001.
------------------------------------------------------------------------------------------------------------------------------------
M. Colyer   P.O. Box 9095  Trustee      2000 to  James R. Williston Professor of                       24 Funds        Cambridge
Crum        Princeton, NJ               present  Investment Management Emeritus,                       43 Portfolios   Bancorp
            08543-9095                           Harvard Business School since 1996;
            Age: 72                              James R. Williston Professor of
                                                 Investment Management, Harvard
                                                 Business School from 1971 to 1996.
------------------------------------------------------------------------------------------------------------------------------------
Laurie      P.O. Box 9095  Trustee      2000 to  Professor of Finance and                              23 Funds        None
Simon       Princeton, NJ               present  Economics, Graduate School of                         42 Portfolios
Hodrick     08543-9095                           Business, Columbia University
            Age: 42                              since 1998.

                                                                                                    Number of
                                                                                                    Portfolios in
                           Position(s)  Length                                                      Fund Complex    Other Public
                           Held with    of Time  Principal Occupation(s)                            Overseen by     Directorships
Name        Address & Age  Trust        Served   During Past 5 Years                                Trustee         Held by Trustee
====================================================================================================================================
Independent Trustees* (concluded)
====================================================================================================================================
David H.    P.O. Box 9095  Trustee      2003 to  Consultant with Putnam                             23 Funds        None
Walsh       Princeton, NJ               present  Investments from 1993                              42 Portfolios
            08543-9095                           to 2003 and employed in
            Age: 63                              various capacities
                                                 therewith from1973 to
                                                 1992; Director, The
                                                 National Audubon
                                                 Society since 1998;
                                                 Director The American
                                                 Museum of Fly Fishing
                                                 since 1997.
------------------------------------------------------------------------------------------------------------------------------------
Fred G.     P.O. Box 9095  Trustee      2000 to  Managing Director of                               23 Funds        Watson
Weiss       Princeton, NJ               present  FGW Associates since                               42 Portfolios   Pharmaceuticals,
            08543-9095                           1997; Vice President,                              Inc.
            Age: 63                              Planning, Investment
                                                 and Development of
                                                 Warner Lambert Co. from
                                                 1979 to 1997; Director
                                                 of Michael J. Fox
                                                 Foundation for
                                                 Parkinson's Research
                                                 since 2000; Director of
                                                 BTG International, Plc
                                                 (a global technology
                                                 commercialization
                                                 company) since 2001.

            * The Trustee's term is unlimited. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

                           Position(s)  Length
                           Held with    of Time
            Address & Age  Trust        Served   Principal Occupation(s) During Past 5 Years
====================================================================================================================================
Trust Officers
====================================================================================================================================
Donald C.   P.O. Box 9011  Vice         1997 to  First Vice President of FAM and MLIM since 1997 and
Burke       Princeton, NJ  President    present  Treasurer thereof since 1999; Senior Vice President and
            08543-9011     and          and      Treasurer of Princeton Services since 1999 and Director
            Age: 44        Treasurer    1999 to  since 2004; Vice President of FAMD since 1999; Vice present  President of MLIM and FAM from 1990 to 1997; Director of
                                                 Taxation of MLIM from 1990 to 2001.
------------------------------------------------------------------------------------------------------------------------------------
Robert C.   P.O. Box 9011  Senior       1999 to  President of MLIM/FAM-advised funds since 2005; President
Doll, Jr.   Princeton, NJ  Vice         present  of MLIM and FAM since 2001; Co-Head (Americas Region)
            08543-9011     President             thereof from 2000 to 2001 and Senior Vice President from
            Age: 50                              1999 to 2001; President and Director of Princeton Services,
                                                 Inc. since 2001; President of Princeton Administrators,
                                                 L.P. since 2001; Chief Investment Officer of Oppenheimer
                                                 Funds, Inc. from 1991 to 1999.
------------------------------------------------------------------------------------------------------------------------------------
Richard J.  P.O. Box 9011  Vice         1999 to  Managing Director and Head of Global Index and Enhanced
Vella       Princeton, NJ  President    present  Index products for Merrill Lynch Quantitative Advisors
            08543-9011                           since 1999; Managing Director and Head of the Global Index
            Age: 48                              and Enhanced Index business at Bankers Trust from 1984 to
                                                 1999.
------------------------------------------------------------------------------------------------------------------------------------
Jeffrey     P.O Box 9011   Chief        2004 to  Chief Compliance officer of the MLIM/FAM-advised funds and
Hiller      Princeton, NJ  Compliance   present  First Vice President and Chief Compliance Officer of MLIM
            08543-9011     Officer               since 2004; Global Director of Compliance at Morgan Stanley
            Age: 53                              Investment Management from 2002 to 2004; Managing Director and Global Director of Compliance at Citigroup Asset
                                                 Management from 2000 to 2002; Chief Compliance Officer at
                                                 Soros Fund Management in 2000; Chief Compliance Officer at
                                                 Prudential Financial from 1995 to 2000.
------------------------------------------------------------------------------------------------------------------------------------

Officers and Trustees (concluded)

====================================================================================================================================
Trust Officers (concluded)
====================================================================================================================================
Alice A.    P.O. Box 9011  Secretary    2004 to  Secretary of MLIM, FAM, FAMD and Princeton Services since
Pellegrino  Princeton, NJ               present  2004; Director (Legal Advisory) of MLIM since 2002; Vice
            08543-9011                           President of MLIM from 1999 to 2002; Attorney associated
            Age: 44                              with MLIM since 1997.
------------------------------------------------------------------------------------------------------------------------------------
            * Officers of the Trust serve at the pleasure of the Board of Trustees.
------------------------------------------------------------------------------------------------------------------------------------
            Further information about the Trust's Officers and Trustees is available in the Trust's Statement of Additional
            Information, which can be obtained without charge by calling 1-800-MER-FUND.
------------------------------------------------------------------------------------------------------------------------------------

Custodian

JPMorgan Chase Bank
4 Chase MetroTech Center, 18th floor
Brooklyn, NY 11245

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-637-3863

--------------------------------------------------------------------------------
Effective January 1, 2005, Terry K. Glenn, President and Trustee and M. Colyer Crum, Trustee of Quantitative Master Series Trust retired. The Trust's Board of Trustees wishes Mr. Glenn and Professor Crum well in their retirements.

Effective January 1, 2005, Robert C. Doll, Jr. became Executive Vice President and Chief Executive Officer of the Trust.
--------------------------------------------------------------------------------

Item 2 - Code of Ethics - The registrant has adopted a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge upon request by calling toll-free 1-800-MER-FUND (1-800-637-3863).

Item 3 - Audit Committee Financial Expert - The registrant's board of directors has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent: (1) Donald W. Burton, (2) M. Colyer Crum, (3) Laurie Simon Hodrick, (4) John F. O'Brien (as of November 22, 2004), (5) David H. Walsh and (6) Fred G. Weiss.

         The registrant's board of directors has determined that Laurie Simon Hodrick and M. Colyer Crum qualify as financial experts pursuant to
         Item 3(c)(4) of Form N-CSR.

         Ms. Hodrick has a thorough understanding of generally accepted accounting principals, financial statements, and internal controls and procedures for financial reporting. Ms. Hodrick earned a Ph.D. in economics and has taught courses in finance for over 15 years. Her M.B.A.-level course centers around the evaluation and analysis of firms' corporate financial statements. She has also taught in financial analysts' training programs. Ms. Hodrick has also worked with several prominent corporations in connection with the analysis of financial forecasts and projections and analysis of the financial statements of those companies, serving on the Financial Advisory Council of one of these major corporations. She has also served as the Treasurer and Finance Chair of a 501(c)(3) organization. Ms. Hodrick has published a number of articles in leading economic and financial journals and is the associate editor of two leading finance journals.

         M. Colyer Crum also possesses a thorough understanding of generally accepted accounting principals, financial statements, and internal controls and procedures for financial reporting through a combination of education and experience. Professor Crum was a professor of investment management at the Harvard Business School for 25 years. The courses taught by Professor Crum place a heavy emphasis on the analysis of underlying company financial statements with respect to stock selection and the analysis of credit risk in making loans. Professor Crum has also served on a number of boards of directors and has served on the audit committees, and in some cases chaired the audit committee, for several major corporations and financial institutions. For two such organizations, Professor Crum has performed extensive investment analysis of financial statements in connection with investment management decisions. From these experiences, he has gained significant experience with the establishment of reserves and accounting policies, differences between U.S. GAAP and Canadian GAAP and executive compensation issues.

Item 4 - Principal Accountant Fees and Services

         (a) Audit Fees -         Fiscal Year Ending December 31, 2004 - $42,800
                                  Fiscal Year Ending December 31, 2003 - $42,200

         (b) Audit-Related Fees - Fiscal Year Ending December 31, 2004 - $0
                                  Fiscal Year Ending December 31, 2003 - $0

         (c) Tax Fees -           Fiscal Year Ending December 31, 2004 - $8,000
                                  Fiscal Year Ending December 31, 2003 - $8,500

         The nature of the services include tax compliance, tax advice and tax planning.

         (d) All Other Fees -     Fiscal Year Ending December 31, 2004 - $0
                                  Fiscal Year Ending December 31, 2003 - $0

         (e)(1) The registrant's audit committee (the "Committee") has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant's affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis ("general pre-approval"). However, such services will only be deemed pre-approved provided that any individual project does not exceed $5,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

         (e)(2) 0%

         (f) Not Applicable

         (g) Fiscal Year Ending December 31, 2004 - $11,926,355
             Fiscal Year Ending December 31, 2003 - $18,621,495

         (h) The registrant's audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

         Regulation S-X Rule 2-01(c)(7)(ii) - $945,000, 0%

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 - Submission of Matters to a Vote of Security Holders - Not Applicable

Item 11 - Controls and Procedures

11(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 - Exhibits attached hereto

12(a)(1) - Code of Ethics - See Item 2

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) - Certifications - Attached hereto

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

        Master Enhanced International Series of Quantitative Master Series Trust


        By: /s/ Robert C. Doll, Jr.
            -----------------------------------
            Robert C. Doll, Jr.,
            Chief Executive Officer of
            Master Enhanced International Series of Quantitative Master Series Trust

        Date: February 24, 2005

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


        By: /s/ Robert C. Doll, Jr.
            -----------------------------------
            Robert C. Doll, Jr.,
            Chief Executive Officer of
            Master Enhanced International Series of Quantitative Master Series Trust

        Date: February 24, 2005


        By: /s/ Donald C. Burke
            -----------------------------------
            Donald C. Burke,
            Chief Financial Officer of
            Master Enhanced International Series of Quantitative Master Series Trust

        Date: February 24, 2005